UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2021

Date of reporting period:	November 1, 2020 — April 30, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Fixed Income Absolute Return Fund

Semiannual report
4 | 30 | 21

Absolute return funds are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

FUND SYMBOL
CLASS A
PTRNX

Putnam Fixed Income
Absolute Return
Fund

Semiannual report
4 | 30 | 21

Message from the Trustees

June 11, 2021

Dear Fellow Shareholder:

With summer at hand, it’s worth asking whether the economy has returned to normal. More than half of the 50 states have lifted pandemic-related restrictions. First-quarter growth in U.S. gross domestic product was 6%, reflecting a return nearly to pre-pandemic levels of economic output. The global economy is a different story. Beyond our shores, many nations lag the United States in vaccination rates and business activity.

While there are reasons to feel some relief, it’s important to recognize what may be a new normal. The pandemic is not in the past, and many of the changes precipitated by it could last. During this time, dynamic, well-managed companies have adapted to seize new, more sustainable growth opportunities.

Putnam’s active philosophy is well suited to this time. Putnam’s investment teams are analyzing companies, industries, consumers, and even governments. They try to understand the fundamentals of what has stayed the same and what has changed to uncover valuable investment insights or potential risks.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 2.25%; had they, returns would have been lower. See below and pages 8–10 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Returns for periods less than one year are cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/21. See above and pages 8–10 for additional fund performance information. Index descriptions can be found on page 14.

All Bloomberg Barclays indices provided by Bloomberg Index Services Limited.

2 Fixed Income Absolute Return Fund

Mike, please describe the investing environment during the period.

Global financial markets proved to be surprisingly resilient during the six-month reporting period ended April 30, 2021. Encouraging Covid-19 vaccine news bolstered investor optimism about the strength of the economic recovery in 2021. President Biden’s $1.9 trillion American Rescue Plan that was enacted in March 2021 and the gradual easing of mobility restrictions provided a further boost to market sentiment. Rising prices for stocks and commodities also helped to lift the overall market environment. However, concerns about the potential inflationary impact of additional stimulus on top of a recovering economy led to an exodus from government bonds. This drove longer-term interest rates higher and placed a degree of pressure on the credit market.

The yield on the benchmark 10-year U.S. Treasury note rose from 0.88% on October 31, 2020, to 1.65% on April 30, 2021. The 30-year Treasury climbed from 1.65% to 2.30% over the same time frame. Outside the United States, interest rates moved higher as well. Within this environment, rising bond yields weighed on investment-grade debt despite marginal

Fixed Income Absolute Return Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 4/30/21. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

spread tightening. [Spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries. Bond prices rise as yield spreads tighten and decline as spreads widen.] Meanwhile, high-yield credit posted a modest gain, aided by better-than-expected corporate earnings and higher oil prices.

How did the fund perform?

The fund’s class A share return was 3.74% for the six-month period ending April 30, 2021, outperforming the 0.05% return of the fund’s benchmark, the ICE BofA U.S. Treasury Bill Index.

What were the positive drivers of performance during the period?

Corporate credit was the largest contributor to returns. The sector benefited significantly from the reopening of the economy, along with better-than-expected earnings during the period. Mortgage credit also was a significant contributor. Commercial mortgage-backed securities [CMBS] led the way, as spreads tightened for both CMBS mezzanine cash bonds as well as for the CMBX despite coming under some pressure in the final two months of the period. Residential mortgage credit also proved beneficial, as the market was supported by the strong housing market during the period.

4 Fixed Income Absolute Return Fund

Prepayment risk strategies were another significant contributor to returns. Agency interest-only collateralized mortgage obligations [IO CMOs] and inverse IO CMOs aided performance, particularly at the start of 2021, when interest rates moved higher. Our slightly long position in the mortgage basis also augmented returns, as the Federal Reserve continued its asset purchase program, and the spread between mortgage rates and long-term U.S. Treasuries tightened over the period. [Basis refers to the difference between the spot price of an asset and its corresponding derivative futures contract.] Finally, emerging-market debt proved to be beneficial as the sector benefited from the broader risk-on rally.

What about detractors to the fund’s performance during the reporting period?

Our term structure positioning was the lone detractor. We held a long structural duration position during the first half of the period, which weighed on returns as rates rose on the long end of the yield curve. We shifted to a modestly short position by the end of the period, which also detracted from results when rates fell in April 2021.

How did you use derivatives during the period?

We used forward contracts for hedging currency exposure and gaining exposure to currencies. We employed interest-rate swaps for hedging term-structure risk, yield-curve positioning, and gaining exposure to interest rates in various countries. Additionally, we utilized options

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/21. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Fixed Income Absolute Return Fund 5

for hedging duration and convexity, isolating prepayment risks associated with our CMOs, and managing the downside risk of these positions. Last, we used total return swaps for hedging sector and inflation risk and for gaining exposure to specific sectors and inflation.

What is your near-term outlook for the fixed-income markets?

Liquidity has remained high as the aggressive and swift monetary and fiscal responses over the past year helped to offset the impacts of Covid-19 on the economy and financial markets. With the growth outlook improving, we expect U.S. Treasury yields will finish 2021 higher. However, we expect that any rise in interest rates will occur as a gradual trend, with the market experiencing periodic bouts of volatility as it absorbs developments. We believe the U.S. dollar will be supported in the near term as U.S. rates drift higher. However, the U.S. dollar is likely to see some downward pressure in the latter half of the year as the global recovery picks up, in our opinion.

With regard to credit risk in the near term, our outlook for the U.S. corporate credit bond market will continue to be shaped by the current global health crisis. That said, we remain constructive on medium-term fundamentals. Supply/demand technicals will remain strong, in our view. Valuations look relatively attractive to us in high-yield corporate credit at this time, while we are more neutral on investment-grade corporate credit valuations.

Within commercial mortgage credit, we believe the CMBS market remains challenged in the near term due to the Covid-19 pandemic, but the distribution of viable vaccines significantly

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

6 Fixed Income Absolute Return Fund

lessens the downside risk of prolonged economic lockdowns. In terms of residential mortgage credit, social distancing and job-related dislocations in the economy have been mitigated by fiscal policy and optimism around reopening the economy, in our view. So far, home sales have been relatively robust, and mortgage originations have rebounded. We believe prepayment speeds have stabilized.

On the sovereign credit front, we expect the recovery to be strongest in countries with traditionally large service sectors, especially those that depend heavily on tourism and those that can successfully contain government expenditures against likely political pressures to spend. We believe countries that have successfully navigated the crisis thus far, while keeping debt levels in check, will be especially well positioned going forward.

Thank you for your time and for bringing us up-to-date, Mike.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Fixed Income Absolute Return Fund 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2021, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class P, R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	2.79%	22.72%	2.07%	22.11%	4.08%	9.48%	3.06%	8.42%	3.74%
After sales charge	2.60	19.96	1.84	19.36	3.60	7.01	2.29	5.98	1.40
Class B (12/23/08)
Before CDSC	2.61	20.77	1.90	21.00	3.89	8.81	2.86	8.17	3.73
After CDSC	2.61	20.77	1.90	21.00	3.89	8.81	2.86	7.17	2.73
Class C (12/23/08)
Before CDSC	2.28	15.47	1.45	17.76	3.32	7.15	2.33	7.59	3.44
After CDSC	2.28	15.47	1.45	17.76	3.32	7.15	2.33	6.59	2.44
Class P (8/31/16)
Net asset value	3.05	25.85	2.33	23.77	4.36	10.47	3.37	8.65	3.96
Class R (12/23/08)
Net asset value	2.52	19.69	1.81	20.57	3.81	8.67	2.81	8.10	3.59
Class R6 (7/2/12)
Net asset value	3.05	25.91	2.33	23.78	4.36	10.35	3.34	8.65	3.96
Class Y (12/23/08)
Net asset value	3.04	25.80	2.32	23.72	4.35	10.38	3.35	8.68	3.97

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 2.25% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 1% in the first year, declining to 0.50% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class P, R, R6, and Y shares have no initial sales charge or CDSC. Performance for class P and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

The fund has had performance fee adjustments that may have had a positive or negative impact on returns.

Class B and C share performance reflects conversion to class A shares after eight years.

8 Fixed Income Absolute Return Fund

Comparative index returns For periods ended 4/30/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
ICE BofA U.S.
Treasury Bill Index	0.58%	6.76%	0.66%	6.17%	1.20%	4.58%	1.50%	0.12%	0.05%

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/21

Distributions	Class A		Class B	Class C	Class P	Class R	Class R6	Class Y
Number	6		6	6	6	6	6	6
Income	$0.150		$0.138	$0.111	$0.162	$0.138	$0.162	$0.162
Capital gains	—		—	—	—	—	—	—
Total	$0.150		$0.138	$0.111	$0.162	$0.138	$0.162	$0.162
	Before	After	Net	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value	value
10/31/20	$9.40	$9.62	$9.37	$9.36	$9.43	$9.45	$9.43	$9.40
4/30/21	9.60	9.82	9.58	9.57	9.64	9.65	9.64	9.61
	Before	After	Net	Net	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	asset	asset	asset	asset
(end of period)	charge	charge	value	value	value	value	value	value
Current dividend rate[1]	3.13%	3.05%	2.88%	2.38%	3.36%	2.86%	3.36%	3.37%
Current 30-day
SEC yield[2]	N/A	2.82	2.66	2.13	3.09	2.61	3.11	3.10

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (2.25% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Fixed Income Absolute Return Fund 9

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years average	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	2.83%	23.83%	2.16%	23.99%	4.39%	10.21%	3.29%	10.32%	4.73%
After sales charge	2.64	21.04	1.93	21.20	3.92	7.73	2.51	7.84	2.37
Class B (12/23/08)
Before CDSC	2.65	21.77	1.99	22.64	4.17	9.45	3.06	10.09	4.51
After CDSC	2.65	21.77	1.99	22.64	4.17	9.45	3.06	9.09	3.51
Class C (12/23/08)
Before CDSC	2.32	16.48	1.54	19.28	3.59	7.72	2.51	9.50	4.21
After CDSC	2.32	16.48	1.54	19.28	3.59	7.72	2.51	8.50	3.21
Class P (8/31/16)
Net asset value	3.08	26.82	2.40	25.52	4.65	11.06	3.56	10.57	4.73
Class R (12/23/08)
Net asset value	2.56	20.68	1.90	22.45	4.13	9.41	3.04	10.11	4.57
Class R6 (7/2/12)
Net asset value	3.08	26.89	2.41	25.52	4.65	10.95	3.52	10.57	4.73
Class Y (12/23/08)
Net asset value	3.08	26.77	2.40	25.47	4.64	10.98	3.53	10.60	4.75

See the discussion following the fund performance table on page 8 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 10/31/20	0.79%	0.99%	1.54%	0.54%	1.04%	0.54%	0.54%
Annualized expense ratio for the
six-month period ended 4/30/21*	0.79%	0.99%	1.54%	0.54%	1.04%	0.54%	0.54%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Includes a decrease of 0.06% from annualizing the performance fee adjustment for the six months ended 4/30/21.

10 Fixed Income Absolute Return Fund

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/20 to 4/30/21. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.99	$5.00	$7.77	$2.73	$5.25	$2.73	$2.73
Ending value (after expenses)	$1,037.40	$1,037.30	$1,034.40	$1,039.60	$1,035.90	$1,039.60	$1,039.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/21, use the following calculation method. To find the value of your investment on 11/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.96	$4.96	$7.70	$2.71	$5.21	$2.71	$2.71
Ending value (after expenses)	$1,020.88	$1,019.89	$1,017.16	$1,022.12	$1,019.64	$1,022.12	$1,022.12

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Fixed Income Absolute Return Fund 11

Consider these risks before investing

Allocation of assets among fixed-income strategies and sectors may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less when interest rates decline and decline in value more when interest rates rise. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund currently has significant investment exposure to mortgage-backed securities, which may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. The fund may not achieve its goal, and it is not intended to be a complete investment program. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. Our investment techniques, analyses, and judgments may not produce the intended outcome, and the investments we select for the fund may not perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. You can lose money by investing in the fund.

The fund is not intended to outperform stocks and bonds during strong market rallies. The fund’s prospectus lists additional risks.

12 Fixed Income Absolute Return Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 2.25% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1.00% maximum during the first year to 0.50% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1.00% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class P shares require no minimum initial investment amount and no minimum subsequent investment amount. There is no initial or deferred sales charge. They are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering

Fixed Income Absolute Return Fund 13

different levels of risk and yield based on the underlying reference pool.

• Agency “pass-throughs” have their principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

○ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

14 Fixed Income Absolute Return Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2021, Putnam employees had approximately $580,000,000 and the Trustees had approximately $81,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2021. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2020 through December 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2020. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fixed Income Absolute Return Fund 15

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

16 Fixed Income Absolute Return Fund

The fund’s portfolio 4/30/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (71.1%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.8%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$92,413	$106,215
5.00%, with due dates from 5/20/49 to 3/20/50	279,896	314,559
4.00%, TBA, 5/1/51	3,000,000	3,202,500
4.00%, 1/20/50	36,173	39,860
3.50%, with due dates from 9/20/49 to 11/20/49	306,026	333,263
		3,996,397
U.S. Government Agency Mortgage Obligations (70.3%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	134,529	150,469
4.50%, 5/1/49	37,089	40,837
Uniform Mortgage-Backed Securities
4.50%, TBA, 5/1/51	3,000,000	3,268,125
4.00%, TBA, 5/1/51	53,000,000	56,941,875
3.50%, TBA, 6/1/51	33,000,000	35,068,945
3.50%, TBA, 5/1/51	40,000,000	42,568,752
3.00%, TBA, 6/1/51	4,000,000	4,185,625
3.00%, TBA, 5/1/51	11,000,000	11,518,203
2.50%, TBA, 6/1/51	50,000,000	51,734,375
2.50%, TBA, 5/1/51	50,000,000	51,855,470
2.00%, TBA, 5/1/51	83,000,000	83,810,545
		341,143,221
Total U.S. government and agency mortgage obligations (cost $343,734,009)		$345,139,618

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value
U.S. Treasury Notes 2.125%, 3/31/24 [i]	$106,000	$111,709
Total U.S. treasury obligations (cost $111,709)		$111,709

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)*	amount	Value
Agency collateralized mortgage obligations (18.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR)
+ 24.42%), 24.00%, 5/15/35	$48,505	$80,033
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR)
+ 23.80%), 23.376%, 11/15/35	111,798	199,000
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR)
+ 22.28%), 21.897%, 12/15/36	64,703	105,467
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR)
+ 16.95%), 16.653%, 6/15/34	130,584	159,312
REMICs IFB Ser. 5023, Class TS, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.144%, 10/25/50	9,098,222	1,950,477
REMICs IFB Ser. 4698, Class NS, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.035%, 6/15/47	10,079,089	2,403,972
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%),
5.885%, 5/15/41	1,821,127	1,929,185
REMICs Ser. 4813, IO, 5.50%, 8/15/48	2,901,733	617,721

Fixed Income Absolute Return Fund 17

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	$7,630,726	$1,617,027
REMICs Ser. 4982, Class DI, IO, 4.00%, 6/25/50	12,623,209	1,957,940
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	1,784,430	207,233
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,925,187	266,211
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	1,174,414	69,038
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	9,252,745	1,492,986
REMICs Ser. 4591, Class QI, IO, 3.50%, 4/15/46	2,043,611	204,361
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,493,615	166,792
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	3,230,931	353,024
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	3,419,960	337,892
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	2,025,083	154,413
REMICs Ser. 4182, Class PI, IO, 3.00%, 12/15/41	3,336,458	154,915
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,728,204	118,111
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO,
0.435%, 11/15/28 W	107,461	1,483
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO,
0.283%, 10/25/43 W	473,946	4,739
Structured Pass-Through Certificates Ser. 48, Class A2, IO,
0.212%, 7/25/33 W	752,613	5,645
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	3,542,584	3,249,081
Federal National Mortgage Association
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR)
+ 27.50%), 26.969%, 5/25/35	29,879	42,665
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 24.20%), 23.811%, 6/25/37	81,622	143,654
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR)
+ 20.25%), 19.932%, 8/25/35	55,063	74,817
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
12.688%, 5/25/40	508,724	620,643
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR)
+ 6.60%), 6.494%, 1/25/44	4,610,259	1,043,115
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.144%, 10/25/50	13,495,852	2,884,738
REMICs IFB Ser. 15-19, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.20%), 6.094%, 4/25/45	6,105,472	1,056,466
REMICs IFB Ser. 18-95, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.044%, 1/25/49	4,245,492	735,360
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.044%, 1/25/48	4,788,460	1,017,624
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,442,773	523,546
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.994%, 12/25/48	2,687,805	271,300
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.994%, 2/25/47	14,271,328	2,847,986
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.994%, 11/25/46	3,002,870	598,422
REMICs IFB Ser. 16-60, Class LS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.994%, 9/25/46	6,075,516	1,217,107
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.994%, 9/25/46	4,749,012	898,601

18 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 20-16, Class SG, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.944%, 3/25/50	$7,660,158	$1,328,457
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.894%, 11/25/49	5,206,477	804,702
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.894%, 12/25/46	4,897,946	1,019,361
REMICs IFB Ser. 11-53, Class ST, IO, ((-1 x 1 Month US LIBOR)
+ 5.92%), 5.814%, 6/25/41	7,774,472	1,438,277
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 5.75%), 5.644%, 10/25/47	15,816,647	2,835,862
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	2,944,668	572,723
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	4,808,556	949,690
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	213,693	37,950
REMICs Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	6,215,491	1,111,019
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	27,539,789	5,253,598
REMICs Ser. 18-77, Class BI, IO, 4.50%, 10/25/48	8,045,967	1,250,412
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	3,693,750	574,821
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	3,717,353	755,640
REMICs Ser. 20-47, Class ID, IO, 4.00%, 7/25/50	18,717,907	2,858,090
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,302,497	183,565
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	2,326,723	154,206
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	1,668,010	108,421
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	1,200,936	66,409
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	2,243,648	279,634
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,601,610	278,065
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	2,450,117	136,464
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	878,323	46,124
REMICs Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	4,172,454	176,945
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	1,757,479	42,194
REMICs Trust Ser. 98-W2, Class X, IO, 2.156%, 6/25/28 W	714,956	23,236
REMICs Trust Ser. 98-W5, Class X, IO, 0.963%, 7/25/28 W	215,482	6,206
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	20,804	18,931
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%),
6.564%, 1/16/40	3,981,829	614,063
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%),
6.184%, 8/20/50	6,133,429	1,357,021
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
6.134%, 7/20/48	4,575,988	723,803
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.984%, 8/20/49	5,263,892	741,561
IFB Ser. 16-121, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.984%, 9/20/46	4,062,302	779,312
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.984%, 10/20/45	2,825,361	585,030
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.984%, 7/16/43	754,604	126,600
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.934%, 2/20/50	650,349	79,640

Fixed Income Absolute Return Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.934%, 8/20/49	$266,248	$38,882
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.934%, 6/20/49	343,020	43,906
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.934%, 2/20/41	1,089,569	177,259
IFB Ser. 10-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%),
5.784%, 9/20/40	3,214,534	610,639
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,224,922	180,468
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	1,488,781	276,746
Ser. 15-69, IO, 5.00%, 5/20/45	2,798,817	549,268
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	4,469,795	871,610
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	1,794,793	353,144
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	2,420,620	499,484
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,944,178	345,092
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	10,928	997
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	396,834	78,003
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	2,466,505	473,236
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	7,903,311	1,551,025
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	5,508,828	1,074,221
IFB Ser. 11-70, Class WI, IO, ((-1 x 1 Month US LIBOR) + 4.85%),
4.734%, 12/20/40	5,845,717	815,185
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	4,691,877	816,668
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	2,901,710	517,267
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,154,975	223,643
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	3,409,971	669,752
Ser. 12-129, IO, 4.50%, 11/16/42	1,930,242	367,190
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,513,178	232,727
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,344,182	252,720
Ser. 15-94, IO, 4.00%, 7/20/45	92,686	16,220
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	395,058	35,705
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	1,932,716	270,580
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	517,580	79,475
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	2,964,088	202,624
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	10,271,274	1,249,067
Ser. 17-174, Class MI, IO, 3.50%, 11/20/47	1,102,800	80,390
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	966,542	47,165
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	3,245,499	421,915
Ser. 13-76, IO, 3.50%, 5/20/43	1,112,708	153,732
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	1,311,149	137,933
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	1,353,289	93,549
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	643,267	73,223
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	2,293,510	170,293
Ser. 183, Class AI, IO, 3.50%, 10/20/39	1,325,909	34,848
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	755,976	18,899
Ser. 16-H13, Class IK, IO, 2.634%, 6/20/66 W	13,010,493	1,439,858
Ser. 17-H03, Class DI, IO, 2.63%, 12/20/66 W	3,814,711	352,365
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	13,112,377	1,688,219

20 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H02, Class BI, IO, 2.457%, 1/20/67 W	$2,574,043	$235,921
Ser. 18-H13, Class NI, IO, 2.394%, 8/20/68 W	6,686,197	583,993
Ser. 18-H05, Class AI, IO, 2.389%, 2/20/68 W	10,091,965	1,018,658
Ser. 17-H06, Class BI, IO, 2.386%, 2/20/67 W	10,993,889	835,757
Ser. 16-H23, Class NI, IO, 2.385%, 10/20/66 W	7,996,007	674,063
Ser. 18-H02, Class EI, IO, 2.378%, 1/20/68 W	6,118,639	608,040
Ser. 16-H22, Class AI, IO, 2.345%, 10/20/66 W	5,522,175	478,519
Ser. 18-H02, Class GI, IO, 2.342%, 12/20/67 W	8,256,585	840,207
Ser. 17-H16, Class BI, IO, 2.296%, 8/20/67 W	8,468,454	840,833
Ser. 16-H11, Class HI, IO, 2.105%, 1/20/66 W	2,640,634	159,787
Ser. 15-H15, Class JI, IO, 1.959%, 6/20/65 W	9,577,069	788,193
Ser. 15-H19, Class NI, IO, 1.91%, 7/20/65 W	13,118,850	986,538
Ser. 16-H08, Class AI, IO, 1.901%, 8/20/65 W	7,851,424	427,117
Ser. 15-H25, Class EI, IO, 1.864%, 10/20/65 W	8,882,953	647,567
Ser. 16-H02, Class BI, IO, 1.843%, 11/20/65 W	9,247,547	745,352
Ser. 15-H18, Class IA, IO, 1.835%, 6/20/65 W	6,587,769	347,175
Ser. 17-H14, Class DI, IO, 1.706%, 6/20/67 W	4,634,702	246,103
Ser. 15-H09, Class BI, IO, 1.688%, 3/20/65 W	10,373,042	658,107
Ser. 15-H25, Class AI, IO, 1.617%, 9/20/65 W	10,449,894	662,523
Ser. 15-H10, Class EI, IO, 1.615%, 4/20/65 W	9,265,823	366,185
Ser. 14-H14, Class CI, IO, 1.574%, 7/20/64 W	9,933,700	394,139
Ser. 15-H28, Class DI, IO, 1.552%, 8/20/65 W	7,254,681	433,612
Ser. 11-H15, Class AI, IO, 1.533%, 6/20/61 W	5,365,110	247,417
Ser. 10-151, Class KO, PO, zero %, 6/16/37	400,089	360,305
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO,
0.431%, 9/19/27 W	70,928	270
		90,271,707
Commercial mortgage-backed securities (14.2%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.622%, 1/15/49 W	108,379	1
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB
Ser. 05-1, Class B, 5.665%, 11/10/42 (In default) † W	2,019,820	1,555,262
BANK
FRB Ser. 19-BN20, Class XA, IO, 0.96%, 9/15/62 W	10,492,215	629,533
FRB Ser. 17-BNK9, Class XA, IO, 0.939%, 11/15/54 W	45,591,355	1,936,151
FRB Ser. 18-BN10, Class XA, IO, 0.873%, 2/15/61 W	37,713,072	1,565,089
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO,
1.74%, 8/15/52 W	5,416,698	571,786
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 07-T26, Class AJ, 5.541%, 1/12/45 W	1,834,000	1,494,710
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA,
IO, 0.837%, 1/15/53 W	10,760,785	530,397
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO,
1.801%, 5/10/58 W	6,416,515	423,804
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D,
5.935%, 12/15/47 W	453,000	463,193
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.324%, 5/10/47 W	9,963,864	300,369
FRB Ser. 14-GC19, Class XA, IO, 1.305%, 3/10/47 W	14,795,306	396,041

Fixed Income Absolute Return Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.174%, 11/10/46 W	$11,402,871	$246,268
FRB Ser. 19-GC43, Class XA, IO, 0.749%, 11/10/52 W	27,563,631	1,267,927
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.262%, 3/10/47 W	561,000	590,840
FRB Ser. 12-GC8, Class XA, IO, 1.90%, 9/10/45 W	6,732,933	100,974
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.944%, 5/10/47 W	1,793,000	1,911,987
FRB Ser. 18-COR3, Class C, 4.713%, 5/10/51 W	810,000	884,346
FRB Ser. 15-LC19, Class C, 4.376%, 2/10/48 W	1,031,000	1,099,164
FRB Ser. 14-UBS4, Class XA, IO, 1.255%, 8/10/47 W	6,064,781	178,043
FRB Ser. 14-LC15, Class XA, IO, 1.25%, 4/10/47 W	8,561,145	220,021
FRB Ser. 14-CR20, Class XA, IO, 1.155%, 11/10/47 W	22,502,217	652,564
FRB Ser. 14-CR19, Class XA, IO, 1.126%, 8/10/47 W	21,272,674	539,356
FRB Ser. 13-CR11, Class XA, IO, 1.083%, 8/10/50 W	50,947,471	950,527
FRB Ser. 15-CR23, Class XA, IO, 1.034%, 5/10/48 W	20,556,710	583,687
FRB Ser. 14-UBS6, Class XA, IO, 1.034%, 12/10/47 W	21,495,343	519,220
FRB Ser. 15-CR22, Class XA, IO, 1.025%, 3/10/48 W	12,332,313	339,139
FRB Ser. 15-LC21, Class XA, IO, 0.83%, 7/10/48 W	34,422,384	853,792
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class E, 5.046%, 11/10/46 W	523,000	505,266
FRB Ser. 14-CR17, Class D, 5.008%, 5/10/47 W	1,498,000	1,407,981
FRB Ser. 12-CR3, Class E, 4.908%, 10/15/45 W	400,000	165,468
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	976,150
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41 W	4,649,202	2,267,416
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39 W	19,946	19,929
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.267%, 5/15/38 W	105,706	805
CSAIL Commercial Mortgage Trust
FRB Ser. 19-C16, Class XA, IO, 1.723%, 6/15/52 W	7,946,799	799,884
Ser. 15-C1, Class XA, IO, 0.968%, 4/15/50 W	19,364,544	492,305
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.905%, 4/15/50 W	925,000	665,387
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.517%, 8/10/44 W	1,900,000	1,862,675
Federal Home Loan Mortgage Corporation Multifamily
Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO,
1.005%, 9/25/29 W	12,904,555	842,429
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.847%, 6/10/47 W	1,567,000	1,644,007
FRB Ser. 14-GC18, Class XA, IO, 1.168%, 1/10/47 W	18,921,717	399,248
FRB Ser. 15-GC30, Class XA, IO, 0.877%, 5/10/50 W	18,196,391	467,274
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D,
4.664%, 9/10/47 W	662,000	410,440
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class C, 4.96%, 2/15/47 W	870,000	900,069
FRB Ser. 13-C12, Class B, 4.236%, 7/15/45 W	1,401,000	1,450,424
FRB Ser. 14-C24, Class XA, IO, 1.062%, 11/15/47 W	33,391,746	688,838
FRB Ser. 14-C19, Class XA, IO, 0.893%, 4/15/47 W	14,533,377	238,275

22 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.847%, 8/15/46 W	$1,591,000	$1,100,042
FRB Ser. 14-C25, Class D, 4.095%, 11/15/47 W	1,090,000	817,280
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-C10, Class XA, IO, 1.086%, 12/15/47 W	28,513,742	384,936
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51 W	500,000	75,000
FRB Ser. 12-C8, Class D, 4.825%, 10/15/45 W	1,281,000	1,127,233
FRB Ser. 12-LC9, Class D, 4.566%, 12/15/47 W	327,000	318,813
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.336%, 2/15/40 W	99,773	5
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	71,172	71,172
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.218%, 2/15/47 W	785,000	843,392
FRB Ser. 14-C17, Class C, 4.636%, 8/15/47 W	946,000	945,869
FRB Ser. 15-C26, Class XA, IO, 1.162%, 10/15/48 W	14,925,276	510,847
FRB Ser. 13-C13, Class XA, IO, 1.115%, 11/15/46 W	46,507,868	937,017
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 5.063%, 4/15/47 W	704,000	712,598
FRB Ser. 13-C12, Class E, 4.921%, 10/15/46 W	1,012,000	556,600
FRB Ser. 12-C5, Class E, 4.819%, 8/15/45 W	775,000	785,581
FRB Ser. 12-C6, Class D, 4.759%, 11/15/45 W	624,000	618,923
FRB Ser. 13-C10, Class D, 4.217%, 7/15/46 W	453,000	254,040
FRB Ser. 13-C10, Class E, 4.217%, 7/15/46 W	4,328,000	3,328,003
FRB Ser. 13-C10, Class F, 4.217%, 7/15/46 W	2,461,000	787,766
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	578,268	569,324
FRB Ser. 16-UB12, Class XA, IO, 0.893%, 12/15/49 W	24,632,092	721,361
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.599%, 3/15/45 W	603,000	307,530
FRB Ser. 12-C4, Class XA, IO, 2.236%, 3/15/45 W	3,788,029	24,365
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.856%, 3/25/50	1,068,000	1,112,765
FRB Ser. 19-01, Class M10, 3.356%, 10/15/49	1,539,000	1,545,959
UBS Commercial Mortgage Trust
Ser. 18-C8, Class B, 4.567%, 2/15/51 W	591,000	667,433
FRB Ser. 17-C7, Class XA, IO, 1.18%, 12/15/50 W	12,001,052	606,020
FRB Ser. 18-C8, Class XA, IO, 1.027%, 2/15/51 W	16,283,581	776,396
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.199%, 8/10/49 W	921,000	917,147
FRB Ser. 12-C2, Class XA, IO, 1.439%, 5/10/63 W	6,997,409	79,012
FRB Ser. 13-C5, Class XA, IO, 1.047%, 3/10/46 W	36,335,557	423,200
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1,
Class D, 6.252%, 1/10/45 W	646,000	586,309
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO,
0.455%, 11/15/48 W	3,533,573	106
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-NXS3, Class B, 4.65%, 9/15/57 W	656,000	729,313
FRB Ser. 13-LC12, Class C, 4.405%, 7/15/46 W	749,000	652,364

Fixed Income Absolute Return Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-BNK1, Class XA, IO, 1.871%, 8/15/49 W	$14,534,781	$1,088,655
FRB Ser. 14-LC16, Class XA, IO, 1.246%, 8/15/50 W	20,464,838	558,852
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.405%, 7/15/46 W	2,166,000	1,083,000
WF-RBS Commercial Mortgage Trust
Ser. 12-C6, Class B, 4.697%, 4/15/45	624,000	638,144
FRB Ser. 12-C10, Class C, 4.509%, 12/15/45 W	401,000	360,603
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class D, 5.317%, 6/15/44 W	771,000	696,232
Ser. 11-C4, Class E, 5.317%, 6/15/44 W	377,000	264,217
FRB Ser. 12-C7, Class D, 4.958%, 6/15/45 W	1,621,000	572,966
FRB Ser. 13-C15, Class D, 4.626%, 8/15/46 W	2,015,000	1,010,212
FRB Ser. 12-C10, Class D, 4.574%, 12/15/45 W	1,940,000	1,080,558
FRB Ser. 12-C10, Class E, 4.574%, 12/15/45 W	1,658,000	497,400
FRB Ser. 11-C5, Class XA, IO, 1.814%, 11/15/44 W	6,702,893	4,692
FRB Ser. 12-C9, Class XB, IO, 0.874%, 11/15/45 W	46,094,000	359,533
		69,117,246
Residential mortgage-backed securities (non-agency) (9.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 0.296%, 5/25/47	1,442,126	807,978
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.206%, 1/25/49 W	463,461	473,115
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4,
(1 Month US LIBOR + 0.24%), 0.346%, 6/25/36	1,020,000	987,178
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 2.887%, 4/25/37 W	441,887	443,374
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%),
0.456%, 3/25/37	849,760	785,546
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.248%, 6/25/46 W	482,952	441,902
FRB Ser. 05-27, Class 1A1, 1.464%, 8/25/35 W	574,103	488,092
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
1.082%, 6/25/46	1,768,260	1,613,535
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%),
0.776%, 11/20/35	2,143,867	1,967,364
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%),
0.486%, 8/25/46	447,130	395,269
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%),
0.486%, 8/25/46	187,661	166,205
Countrywide Home Loans Mortgage Pass-Through Trust FRB
Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.726%, 4/25/35	337,741	291,065
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 10.109%, 7/25/28	648,797	736,070
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 9.456%, 4/25/28	1,531,521	1,733,236
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B,
(1 Month US LIBOR + 9.20%), 9.306%, 10/25/27	988,696	1,134,021
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 7.656%, 12/25/27	790,563	861,781

24 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3,
(1 Month US LIBOR + 6.35%), 6.456%, 9/25/28	$191,180	$204,122
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
(1 Month US LIBOR + 5.15%), 5.256%, 10/25/29	300,000	326,428
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2,
Class M3B, (1 Month US LIBOR + 5.15%), 5.256%, 11/25/28	280,000	298,200
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3,
(1 Month US LIBOR + 5.00%), 5.106%, 12/25/28	3,663,099	3,878,441
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3,
(1 Month US LIBOR + 4.65%), 4.756%, 10/25/28	240,674	252,217
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class B1,
(1 Month US LIBOR + 4.35%), 4.456%, 9/25/30	268,000	279,551
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3,
(1 Month US LIBOR + 4.15%), 4.256%, 1/25/25	6,211	6,216
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M3,
(1 Month US LIBOR + 3.90%), 4.006%, 4/25/29	469,181	488,079
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 3.956%, 3/25/29	360,000	373,640
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3,
(1 Month US LIBOR + 3.80%), 3.906%, 3/25/29	332,699	346,321
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3,
(1 Month US LIBOR + 3.75%), 3.856%, 9/25/24	1,710,664	1,756,930
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2,
(1 Month US LIBOR + 3.45%), 3.556%, 10/25/29	321,000	333,275
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B,
(1 Month US LIBOR + 2.50%), 2.606%, 3/25/30	1,229,000	1,255,108
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 2.406%, 9/25/30	523,882	528,781
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3,
Class B1, (1 Month US LIBOR + 5.75%), 5.856%, 7/25/50	460,000	490,744
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3,
4.75%, 8/25/57 W	340,000	357,595
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 3.806%, 12/25/30	400,000	411,338
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 2.756%, 1/25/49	220,787	225,087
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 2.556%, 3/25/49	86,557	88,018
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3,
(1 Month US LIBOR + 2.40%), 2.506%, 2/25/47	872,000	884,419
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2,
(1 Month US LIBOR + 2.30%), 2.406%, 10/25/48	102,900	104,385
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5,
Class M1, (US 30 Day Average SOFR + 1.30%), 1.31%, 10/25/50	163,790	163,790
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 12.356%, 9/25/28	1,580,145	1,945,395
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 11.856%, 10/25/28	834,668	1,014,358

Fixed Income Absolute Return Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2,
(1 Month US LIBOR + 6.75%), 6.856%, 8/25/28	$12,805	$13,591
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2,
(1 Month US LIBOR + 6.00%), 6.106%, 9/25/28	12,816	13,535
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 5.806%, 4/25/28	830,268	880,261
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 5.656%, 4/25/28	147,333	155,338
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 5.606%, 9/25/29	441,000	479,665
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2,
(1 Month US LIBOR + 5.00%), 5.106%, 11/25/24	6,947	7,113
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2,
(1 Month US LIBOR + 4.90%), 5.006%, 11/25/24	720,209	743,698
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
(1 Month US LIBOR + 4.55%), 4.656%, 2/25/25	20,056	20,169
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 4.556%, 1/25/29	291,797	304,445
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2,
(1 Month US LIBOR + 4.40%), 4.506%, 1/25/24	1,453,014	1,488,028
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2,
(1 Month US LIBOR + 4.35%), 4.456%, 5/25/29	659,578	686,609
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
(1 Month US LIBOR + 4.30%), 4.406%, 2/25/25	116,892	119,568
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 4.356%, 4/25/29	1,057,275	1,101,417
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2,
(1 Month US LIBOR + 4.25%), 4.356%, 1/25/29	564,645	591,733
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 4.106%, 5/25/25	9,018	9,164
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 4.106%, 5/25/25	69,740	70,624
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 3.706%, 1/25/30	370,000	383,139
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 3.656%, 7/25/29	808,089	835,226
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2,
(1 Month US LIBOR + 2.90%), 3.006%, 7/25/24	719,770	728,698
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2,
(1 Month US LIBOR + 2.60%), 2.706%, 5/25/24	203,763	205,870
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2,
(1 Month US LIBOR + 2.50%), 2.606%, 5/25/30	480,807	487,073
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 2.456%, 1/25/31	83,362	84,508
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2,
(1 Month US LIBOR + 2.25%), 2.356%, 7/25/30	174,377	176,058
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A,
(1 Month US LIBOR + 2.20%), 2.306%, 1/25/30	96,686	96,988
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2,
(1 Month US LIBOR + 2.10%), 2.206%, 3/25/31	284,878	287,648

26 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1,
(1 Month US LIBOR + 3.25%), 3.356%, 1/25/40	$1,249,000	$1,244,383
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 2.556%, 7/25/31	168,160	169,106
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2,
(1 Month US LIBOR + 2.15%), 2.256%, 11/25/39	760,273	749,081
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2,
(1 Month US LIBOR + 2.00%), 2.106%, 1/25/40	290,000	291,869
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	768,197	783,345
GSAA Home Equity Trust
Ser. 06-15, Class AF3A, 5.882%, 9/25/36 W	815,098	374,402
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.50%),
0.606%, 1/25/36	574,669	299,909
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 0.635%, 5/19/35	873,050	435,177
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3,
3.196%, 5/25/65 W	647,000	665,116
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 0.306%, 6/25/37	589,860	306,371
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1,
(1 Month US LIBOR + 0.43%), 0.536%, 5/25/46	746,219	667,866
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3,
2.911%, 5/25/60 W	381,000	393,252
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7,
Class A1A, (1 Month US LIBOR + 0.21%), 0.526%, 8/25/36	387,666	372,160
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.09%, 9/25/35 W	322,272	324,749
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%),
1.086%, 10/25/45	676,906	672,979
		47,058,100
Total mortgage-backed securities (cost $214,999,118)		$206,447,053

	Principal
CORPORATE BONDS AND NOTES (20.8%)*	amount	Value
Basic materials (2.0%)
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch
Holding B BV 144A company guaranty sr. unsec. notes
4.75%, 6/15/27	$980,000	$1,026,550
CF Industries, Inc. company guaranty sr. unsec. notes
3.45%, 6/1/23	1,680,000	1,757,112
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	257,000	271,761
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	1,152,000	1,176,480
Novelis Corp. 144A company guaranty sr. unsec. notes
4.75%, 1/30/30	1,705,000	1,773,200
SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)	900,000	923,625
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes
5.125%, 12/1/27	960,000	1,003,171
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	1,520,000	1,689,100
		9,620,999

Fixed Income Absolute Return Fund 27

	Principal
CORPORATE BONDS AND NOTES (20.8%)* cont.	amount	Value
Capital goods (0.9%)
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.625%, 7/1/27	$793,000	$840,580
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	80,000	80,700
Owens-Brockway Glass Container, Inc. 144A company guaranty sr.
unsec. notes 5.875%, 8/15/23	1,025,000	1,109,563
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. notes 6.25%, 5/15/26	218,000	231,230
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25	1,750,000	1,789,008
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	520,000	550,550
		4,601,631
Communication services (1.6%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	885,000	913,320
Charter Communications Operating, LLC/Charter
Communications Operating Capital company guaranty sr. notes
3.75%, 2/15/28	1,048,000	1,134,359
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 3/15/26	750,000	772,740
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes
4.625%, 9/15/27	899,000	927,094
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	265,000	333,907
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	1,045,000	1,191,300
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	526,000	556,903
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28	374,000	399,713
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	1,347,000	1,422,769
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27	80,000	79,440
		7,731,545
Consumer cyclicals (2.1%)
Discovery Communications, LLC company guaranty sr. unsec.
unsub. notes 3.625%, 5/15/30	377,000	403,237
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	1,000,000	1,092,400
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24	483,000	508,493
iHeartCommunications, Inc. company guaranty sr. notes
6.375%, 5/1/26	960,000	1,022,717
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	1,171,000	1,314,448
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	195,000	215,963
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R	680,000	713,320
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22	565,000	592,256
Mattel, Inc. 144A company guaranty sr. unsec. notes
6.75%, 12/31/25	182,000	191,191

28 Fixed Income Absolute Return Fund

	Principal
CORPORATE BONDS AND NOTES (20.8%)* cont.	amount	Value
Consumer cyclicals cont.
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	$450,000	$464,625
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	700,000	822,101
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	711,450
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds
5.00%, 10/1/29	837,000	885,128
Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes
5.50%, 7/15/30	123,000	132,686
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	445,000	459,463
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	520,000	536,250
		10,065,728
Consumer staples (2.0%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 4.375%, 1/15/28 (Canada)	165,000	167,063
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons,
LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	2,280,000	2,371,200
Kraft Heinz Foods Co. company guaranty sr. unsec. notes
3.00%, 6/1/26	2,128,000	2,248,829
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	851,000	882,913
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	542,038
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	762,000	786,765
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	420,000	435,225
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	710,000	864,780
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	205,000	243,438
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	1,093,000	1,214,651
		9,756,902
Energy (2.1%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	1,119,000	1,280,363
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	670,000	670,409
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	975,000	1,040,813
Hess Midstream Operations LP 144A company guaranty sr. unsec.
sub. notes 5.625%, 2/15/26	1,591,000	1,650,663
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.00%, 2/1/28	867,000	895,178
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	1,010,000	1,124,888
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	424,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	488,000	547,170
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.60%, 1/3/31 (Brazil)	174,000	187,833
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	78,000	86,483
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	956,000	41,825
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB
5.95%, 1/28/31 (Mexico)	483,000	466,288

Fixed Income Absolute Return Fund 29

	Principal
CORPORATE BONDS AND NOTES (20.8%)* cont.	amount	Value
Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	$133,000	$140,409
Shell International Finance BV company guaranty sr. unsec. unsub.
notes 1.875%, 5/10/21 (Netherlands)	29,000	29,008
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.50%, 1/15/28	368,000	365,240
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	680,000	715,904
Total Capital International SA company guaranty sr. unsec. unsub.
notes 2.75%, 6/19/21 (France)	670,000	672,152
		10,338,626
Financials (6.7%)
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	540,000	758,821
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,384,859
American Express Co. sr. unsec. notes 2.65%, 12/2/22	1,280,000	1,327,099
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	1,096,000	1,263,359
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	1,396,000	1,397,589
Bank of Nova Scotia (The) sr. unsec. notes 2.00%,
11/15/22 (Canada)	845,000	867,246
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,658,000	1,873,540
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	1,124,000	1,139,366
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,883,000	2,140,975
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	1,146,000	1,240,545
Diversified Healthcare Trust company guaranty sr. unsec. notes
9.75%, 6/15/25 R	440,000	492,798
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26	425,000	480,774
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 5/15/26	1,095,000	1,154,240
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB
3.875%, 4/15/31 (Brazil)	810,000	786,510
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	483,000	496,111
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	2,655,000	2,725,026
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	1,285,000	1,362,046
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes
7.125%, 3/15/26	1,000,000	1,168,750
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25 R	1,748,000	1,820,157
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN,
1.90%, 12/1/22 (Canada)	3,100,000	3,178,622
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	1,061,000	1,077,481
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22
(United Kingdom)	4,150,000	4,203,889
		32,339,803
Health care (1.6%)
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	1,222,000	1,281,959
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	930,000	1,005,563
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	950,000	1,102,125

30 Fixed Income Absolute Return Fund

	Principal
CORPORATE BONDS AND NOTES (20.8%)* cont.	amount	Value
Health care cont.
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	$140,000	$135,450
Tenet Healthcare Corp. 144A company guaranty sr. notes
4.875%, 1/1/26	1,655,000	1,719,545
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	1,132,000	1,194,260
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	892,000	906,520
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	237,000	234,298
Viatris, Inc. 144A company guaranty sr. unsec. notes
2.30%, 6/22/27	340,000	344,268
		7,923,988
Technology (1.5%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	675,000	675,973
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	398,000	398,060
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	815,000	858,806
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	1,535,000	1,576,292
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	591,000	613,730
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	1,338,000	1,358,267
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	1,338,000	1,363,474
Qorvo, Inc. 144A company guaranty sr. unsec. bonds
3.375%, 4/1/31	455,000	461,065
		7,305,667
Utilities and power (0.3%)
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	755,000	763,079
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	501,000	471,566
		1,234,645
Total corporate bonds and notes (cost $97,774,279)		$100,919,534

	Principal
SENIOR LOANS (7.2%)*c	amount	Value
Basic materials (1.0%)
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month
+ 3.00%), 3.185%, 9/6/24	$181,111	$180,173
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (1 Month
US LIBOR + 2.50%), 2.613%, 2/1/27	1,660,546	1,642,903
Solenis International, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 4.00%), 4.19%, 6/26/25	981,388	978,198
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month
US LIBOR + 2.75%), 2.865%, 10/1/25	972,453	959,325
W.R. Grace & Co./CT bank term loan FRN Ser. B3, (1 Month
US LIBOR + 2.00%), 2.107%, 3/30/28	1,060,000	1,054,700
		4,815,299
Capital goods (1.3%)
Clarios Global LP bank term loan FRN Ser. B, (1 Month US LIBOR
+ 3.25%), 3.363%, 4/30/26	781,591	772,798
Gardner Denver, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR
+ 1.75%), 1.863%, 2/28/27	709,830	699,922
GFL Environmental, Inc. bank term loan FRN Ser. B, (1 Month
US LIBOR + 3.00%), 3.50%, 5/31/25	975,064	974,912

Fixed Income Absolute Return Fund 31

	Principal
SENIOR LOANS (7.2%)*c cont.	amount	Value
Capital goods cont.
Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.75%), 4.75%, 10/30/24	$853,198	$851,065
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	407,290	398,182
TransDigm, Inc. bank term loan FRN Ser. E, (1 Month US LIBOR
+ 2.25%), 2.363%, 5/30/25	247,265	244,097
TransDigm, Inc. bank term loan FRN Ser. F, (1 Month US LIBOR
+ 2.25%), 2.363%, 12/9/25	914,072	902,334
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR
+ 2.75%), 2.861%, 3/2/27	1,496,908	1,488,020
		6,331,330
Communication services (0.9%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.25%), 2.365%, 1/15/26	977,500	966,045
Charter Communications Operating, LLC bank term loan FRN
Ser. B2, (1 Month US LIBOR + 1.75%), 1.87%, 2/1/27	740,338	736,740
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.25%), 2.365%, 7/17/25	813,576	804,626
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (1 Month
US LIBOR + 3.75%), 8.00%, 11/27/23	1,019,814	1,035,294
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR
+ 3.00%), 3.113%, 3/9/27	890,789	881,643
		4,424,348
Consumer cyclicals (2.3%)
AppleCaramel Buyer, LLC bank term loan FRN (1 Month US LIBOR
+ 4.00%), 4.50%, 10/19/27	518,697	518,373
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (1 Month
US LIBOR + 3.75%), 3.86%, 3/4/25	995,000	988,366
Cornerstone Building Brands, Inc. bank term loan FRN Ser. B,
(1 Month US LIBOR + 3.25%), 3.449%, 4/12/28	795,000	788,044
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 2.50%), 3.25%, 5/5/24	257,993	257,240
Entercom Media Corp. bank term loan FRN Ser. B1, (1 Month
US LIBOR + 2.50%), 2.611%, 11/17/24	838,619	824,293
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR
+ 2.50%), 3.25%, 10/4/23	987,447	974,610
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 1.75%), 1.861%, 6/21/26	639,438	633,552
Meredith Corp. bank term loan FRN Ser. B, (1 Month US LIBOR
+ 2.50%), 2.613%, 1/31/25	231,495	228,441
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 3.61%, 11/6/24	1,004,821	1,003,564
Reynolds Consumer Products, LLC bank term loan FRN (1 Month
US LIBOR + 1.75%), 1.863%, 1/29/27	868,788	863,901
Scientific Games International, Inc. bank term loan FRN Ser. B5,
(1 Month US LIBOR + 2.75%), 2.863%, 8/14/24	1,552,685	1,528,513
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.50%), 3.703%, 7/10/25	404,846	405,858
Terrier Media Buyer, Inc. bank term loan FRN (1 Month US LIBOR
+ 3.50%), 3.613%, 12/17/26	1,044,737	1,036,901

32 Fixed Income Absolute Return Fund

	Principal
SENIOR LOANS (7.2%)*c cont.	amount	Value
Consumer cyclicals cont.
Univision Communications, Inc. bank term loan FRN Ser. B,
(1 Month US LIBOR + 3.75%), 3.86%, 3/15/26	$640,618	$641,339
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 5.00%, 7/24/24	481,678	479,269
		11,172,264
Consumer staples (0.3%)
1011778 BC, ULC bank term loan FRN Ser. B, (1 Month US LIBOR
+ 1.75%), 1.863%, 11/19/26	882,840	868,494
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 5.25%, 6/21/24	721,875	700,992
		1,569,486
Energy (0.2%)
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD
3 Month + 4.75%), 4.863%, 3/11/26	1,000,000	971,667
		971,667
Financials (0.1%)
VICI Properties 1, LLC bank term loan FRN (1 Month US LIBOR
+ 1.75%), 1.858%, 12/15/24	634,773	628,028
		628,028
Health care (0.4%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (1 Month
US LIBOR + 1.75%), 1.865%, 2/4/27	970,899	957,029
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B,
(1 Month US LIBOR + 2.00%), 2.087%, 11/15/27	411,458	406,596
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 3.361%, 6/30/25	623,436	622,224
		1,985,849
Technology (0.5%)
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (1 Month
US LIBOR + 3.75%), 3.863%, 10/2/25	483,613	480,700
Epicor Software Corp. bank term loan FRN Ser. B, (1 Month
US LIBOR + 3.25%), 4.00%, 7/30/27	1,019,875	1,017,789
Greeneden US Holdings II, LLC bank term loan FRN (1 Month
US LIBOR + 4.00%), 4.75%, 10/8/27	483,788	484,634
Western Digital Corp. bank term loan FRN Ser. B, (1 Month
US LIBOR + 1.75%), 1.86%, 4/29/23	207,079	206,746
		2,189,869
Utilities and power (0.2%)
Calpine Construction Finance Co. LP bank term loan FRN (1 Month
US LIBOR + 2.00%), 2.113%, 1/15/25	783,675	771,780
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (1 Month
US LIBOR + 1.75%), 1.861%, 12/1/25	243,094	240,997
		1,012,777
Total senior loans (cost $34,499,082)		$35,100,917

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (5.2%)*	amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%,
5/9/28 (Angola)	$690,000	$707,234
Argentina (Republic of) 144A sr. unsec. notes 3.00%,
2/1/29 (Argentina)	547,481	310,695

Fixed Income Absolute Return Fund 33

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (5.2%)* cont.	amount	Value
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina) (In default) †	$795,000	$323,963
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)	320,000	330,842
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 3.00%,
6/1/27 (Argentina)	409,861	244,482
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%,
2/15/48 (Dominican Republic)	311,000	342,100
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)	118,000	144,255
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)	472,000	549,290
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)	721,000	816,533
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%,
3/1/29 (Egypt)	616,000	667,575
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.75%,
5/29/24 (Egypt)	930,000	981,159
Egypt (Arab Republic of) 144A sr. unsec. bonds 5.875%,
2/16/31 (Egypt)	200,000	192,756
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%,
5/29/24 (Egypt)	550,000	580,938
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
1/18/27 (El Salvador)	708,000	731,017
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.95%,
3/26/51 (Ghana)	400,000	397,000
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%,
3/26/32 (Ghana)	600,000	603,000
Ghana (Republic of) 144A sr. unsec. notes 7.75%, 4/7/29 (Ghana)	410,000	418,918
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%,
10/15/30 (Indonesia)	1,194,000	1,322,904
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/15/24 (Indonesia)	585,000	662,507
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)	300,000	341,622
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)	310,000	349,531
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)	1,290,000	1,356,105
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)	1,795,000	1,902,700
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%,
12/31/32 (Ivory Coast)	148,458	149,386
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%,
3/15/39 (Jamaica)	416,000	584,480
Jamaica (Government of) sr. unsec. unsub. notes 6.75%,
4/28/28 (Jamaica)	200,000	236,660
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS,
4.875%, 10/14/44 (Kazakhstan)	420,000	515,054
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS,
5.125%, 7/21/25 (Kazakhstan)	560,000	653,401
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
6/24/24 (Kenya)	1,120,000	1,240,411

34 Fixed Income Absolute Return Fund

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (5.2%)* cont.	amount	Value
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	$1,291,000	$1,502,517
Mongolia International Bond sr. unsec. unsub. notes Ser. REGS,
5.125%, 12/5/22 (Mongolia)	620,000	641,697
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%,
8/1/29 (Oman)	252,000	267,448
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%,
3/27/27 (Paraguay)	790,000	878,480
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%,
10/22/25 (Saudi Arabia)	708,000	752,208
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%,
3/13/48 (Senegal)	635,000	638,175
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)	845,000	881,969
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25
(South Africa)	255,000	284,101
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27
(South Africa)	305,000	321,007
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%,
1/30/25 (Tunisia)	550,000	514,250
Turkey (Republic of) sr. unsec. unsub. notes 6.35%,
8/10/24 (Turkey)	300,000	308,730
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	217,000	208,589
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †	431,000	44,178
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%,
11/19/24 (Vietnam)	500,000	558,125
Total foreign government and agency bonds and notes (cost $25,203,817)		$25,457,992

	Principal
ASSET-BACKED SECURITIES (3.8%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE,
(BBA LIBOR USD 3 Month + 2.90%), 3.076%, 7/25/24	$1,132,000	$1,132,679
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%),
1.006%, 10/25/53	1,115,000	1,115,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%),
0.906%, 11/25/53	672,000	672,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.906%, 6/25/52	1,311,000	1,310,181
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4,
Class A1, (1 Month US LIBOR + 1.35%), 1.461%, 4/23/23	738,000	738,248
Mortgage Repurchase Agreement Financing Trust 144A FRB
Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.111%, 8/10/23	800,000	800,125
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%),
1.95%, 7/21/21	1,147,000	1,147,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%),
1.815%, 4/22/22	1,528,000	1,528,000
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.70%),
1.459%, 10/8/21	1,341,000	1,341,000

Fixed Income Absolute Return Fund 35

	Principal
ASSET-BACKED SECURITIES (3.8%)* cont.	amount	Value
MRA Issuance Trust 144A
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%),
1.456%, 7/15/21	$1,127,000	$1,127,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%),
1.265%, 10/15/21	1,139,000	1,139,000
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3,
4.571%, 6/25/30 W	267,000	269,937
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%),
1.856%, 9/7/21	1,328,000	1,328,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%),
1.606%, 10/10/21	1,245,000	1,245,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%),
1.476%, 12/10/21	1,236,000	1,236,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%),
0.91%, 4/25/22	1,464,000	1,464,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1,
4.535%, 3/25/22 W	723,367	745,046
Total asset-backed securities (cost $18,313,356)		$18,338,216

	Principal
COLLATERALIZED LOAN OBLIGATIONS (3.4%)*	amount	Value
AGL Core CLO 5, Ltd. 144A FRB Ser. 20-5A, Class A1, (BBA LIBOR
USD 3 Month + 2.05%), 2.238%, 7/20/30 (Cayman Islands)	$861,000	$863,397
Apidos CLO XXIII 144A FRB Ser. 20-23A, Class AR, (BBA LIBOR USD
3 Month + 1.22%), 1.404%, 4/15/33 (Cayman Islands)	1,500,000	1,504,197
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 19-3A, Class A,
(BBA LIBOR USD 3 Month + 1.34%), 1.526%, 10/21/32	425,000	425,818
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA,
Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 1.278%, 4/20/31	381,000	380,360
Canyon Capital CLO, Ltd. 144A FRB Ser. 19-2A, Class A, (BBA LIBOR
USD 3 Month + 1.37%), 1.554%, 10/15/32 (Cayman Islands)	561,000	562,874
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (BBA LIBOR
USD 3 Month + 1.03%), 1.235%, 4/30/31 (Cayman Islands)	1,118,000	1,116,530
CBAM, Ltd. 144A FRB Ser. 19-9A, Class A, (BBA LIBOR USD 3 Month
+ 1.28%), 1.464%, 2/12/30	321,000	321,040
Cedar Funding V CLO, Ltd. 144A FRB Ser. 18-5A, Class A1R,
(BBA LIBOR USD 3 Month + 1.10%), 1.29%, 7/17/31 (Cayman Islands)	750,000	750,365
Crestline Denali CLO XIV, Ltd. 144A FRB Ser. 18-1A, Class A1R,
(BBA LIBOR USD 3 Month + 1.28%), 1.453%, 10/23/31
(Cayman Islands)	747,190	747,310
Elevation CLO Ltd. 144A FRB Ser. 17-2A, Class A1R, (BBA LIBOR USD
3 Month + 1.23%), 1.414%, 10/15/29 (Cayman Islands)	1,100,000	1,099,998
Madison Park Funding, Ltd. 144A FRB Ser. 18-30A, Class A,
(BBA LIBOR USD 3 Month + 0.75%), 0.934%, 4/15/29	769,000	766,949
Magnetite VII, Ltd. 144A FRB Ser. 18-7A, Class A1R2, (BBA LIBOR
USD 3 Month + 0.80%), 0.984%, 1/15/28	297,859	297,766
Mountain View CLO, LLC 144A FRB Ser. 17-2A, Class A, (BBA LIBOR
USD 3 Month + 1.21%), 1.394%, 1/16/31	421,000	421,134
MP CLO III, Ltd. 144A FRB Ser. 13-1A, Class AR, (BBA LIBOR USD
3 Month + 1.25%), 1.438%, 10/20/30	1,066,000	1,066,213
OZLM XI, Ltd. 144A FRB Ser. 17-11A, Class A1R, (BBA LIBOR USD
3 Month + 1.25%), 1.436%, 10/30/30	494,593	493,243

36 Fixed Income Absolute Return Fund

	Principal
COLLATERALIZED LOAN OBLIGATIONS (3.4%)* cont.	amount	Value
Palmer Square CLO, Ltd. 144A FRB Ser. 18-2A, Class A1A,
(BBA LIBOR USD 3 Month + 1.10%), 1.284%, 7/16/31	$505,000	$505,776
RR 10, Ltd. 144A FRB Ser. 20-10A, Class A1FL, (BBA LIBOR USD
3 Month + 1.80%), 1.984%, 7/15/33 (Cayman Islands)	861,000	863,084
RR 3, Ltd. 144A FRB Ser. 18-3A, Class A1R2, (BBA LIBOR USD
3 Month + 1.09%), 1.274%, 1/15/30 (Cayman Islands)	1,250,000	1,248,826
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD
3 Month + 1.36%), 1.544%, 1/15/36	813,000	815,932
Signal Peak CLO 4, Ltd. 144A FRB Ser. 17-4A, Class A, (BBA LIBOR
USD 3 Month + 1.21%), 1.386%, 10/26/29	798,000	799,113
Voya CLO, Ltd. 144A FRB Ser. 13-2A, Class A1R, (BBA LIBOR USD
3 Month + 0.97%), 1.146%, 4/25/31	1,100,000	1,098,117
ZAIS CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (BBA LIBOR USD
3 Month + 1.49%), 1.674%, 7/15/32	500,000	500,907
Total collateralized loan obligations (cost $16,666,925)		$16,648,949

	Principal
CONVERTIBLE BONDS AND NOTES (2.7%)*	amount	Value
Capital goods (—%)
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	$90,000	$134,820
		134,820
Communication services (0.1%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes
1.125%, 3/15/28	138,000	136,409
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	297,000	312,593
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	21,000	27,325
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	50,000	55,850
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds
2.75%, 12/1/49	175,000	178,675
		710,852
Consumer cyclicals (0.5%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	103,000	96,048
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	160,000	241,920
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	76,000	121,268
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25	40,000	68,775
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	132,000	125,994
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub.
notes zero %, 2/15/26	158,000	171,272
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	174,000	171,825
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	121,000	174,664
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	70,000	93,590
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	175,000	235,270
National Vision Holdings, Inc. 144A cv. sr. unsec. notes
2.50%, 5/15/25	56,000	97,125
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	49,000	92,757
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes
2.875%, 11/15/23	152,000	196,612
Sabre GLBL, Inc. company guaranty cv. sr. unsec. notes 4.00%,
4/15/25 (acquired 11/9/20, cost $25,924) ∆∆	17,000	35,802
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes
zero %, 12/15/25	89,000	124,938

Fixed Income Absolute Return Fund 37

	Principal
CONVERTIBLE BONDS AND NOTES (2.7%)* cont.	amount	Value
Consumer cyclicals cont.
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	$65,000	$76,375
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26	65,000	74,750
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	119,000	126,214
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	77,000	109,725
		2,434,924
Consumer staples (0.2%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	140,000	138,545
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	78,000	85,683
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 9/1/27	88,000	113,685
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	54,000	86,292
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	104,000	98,345
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	74,000	77,628
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	155,000	160,716
		760,894
Energy (0.1%)
Enphase energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	138,000	121,018
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes
0.25%, 5/15/25	136,000	206,312
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %,
9/15/25 (Israel)	49,000	59,339
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	103,000	84,718
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes
0.50%, 1/30/23	54,000	42,710
		514,097
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23 R	100,000	102,880
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub.
notes 3.25%, 3/15/22	46,000	49,059
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22 R	43,000	66,328
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23	77,000	86,914
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	64,000	56,720
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	148,000	178,192
		540,093
Health care (0.5%)
1Life Healthcare, Inc. 144A cv. sr. unsec. notes 3.00%, 6/15/25	133,000	166,755
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes
1.25%, 5/15/27	72,000	70,920
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	87,000	143,609
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	100,000	100,000
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	185,000	251,947
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes
zero %, 11/15/27	94,000	123,199
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes
0.25%, 3/1/27	138,000	132,825
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	80,000	115,000
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes
0.50%, 8/15/25	68,000	78,288

38 Fixed Income Absolute Return Fund

	Principal
CONVERTIBLE BONDS AND NOTES (2.7%)* cont.	amount	Value
Health care cont.
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	$72,000	$80,392
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24	72,000	78,474
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes
1.50%, 8/15/24 (Ireland)	142,000	153,751
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	110,000	111,103
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	29,000	38,099
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Jersey)	39,000	55,453
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	49,000	76,293
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
0.75%, 8/1/25	177,000	196,249
Revance Therapeutics, Inc. cv. sr. unsec. notes 1.75%, 2/15/27	50,000	57,406
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	48,000	52,891
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	98,000	109,576
		2,192,230
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	111,000	124,112
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	77,000	96,751
Bentley Systems, Inc. 144A cv. sr. unsec. notes 0.125%, 1/15/26	86,000	91,053
Bill.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/25	122,000	147,773
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	143,000	140,944
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	101,000	109,969
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	93,000	92,535
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	131,000	150,978
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	84,000	94,189
Datadog, Inc. 144A cv. sr. unsec. notes 0.125%, 6/15/25	100,000	119,250
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes
0.75%, 8/15/25	74,000	73,562
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	96,000	97,440
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	78,000	118,438
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	100,000	113,813
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	42,000	81,165
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	86,000	100,620
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26	70,000	70,217
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	105,000	115,899
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	124,000	162,673
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23	40,000	78,025
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	376,000	490,304
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25,
(acquired 2/20/20 and 4/28/20, cost $66,467) ∆∆	67,000	77,029
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24	130,000	161,606
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	41,000	54,146
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27	82,000	84,509
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	156,000	176,637
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	68,000	88,828
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	139,000	142,214
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	228,000	210,188
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	346,000	314,614
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	92,000	124,025

Fixed Income Absolute Return Fund 39

	Principal
CONVERTIBLE BONDS AND NOTES (2.7%)* cont.	amount	Value
Technology cont.
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	$84,000	$123,270
Zscaler, Inc. 144A cv. sr. unsec. notes 0.125%, 7/1/25	132,000	186,120
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	187,000	202,194
		4,615,090
Transportation (0.1%)
Air Transport Services Group, Inc. cv. sr. unsec. notes
1.125%, 10/15/24	56,000	59,500
American Airlines Group, Inc. cv. company guaranty notes
6.50%, 7/1/25	90,000	143,100
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	146,000	159,505
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	207,000	359,404
		721,509
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec.
notes zero %, 11/15/25	157,000	167,127
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds
2.75%, 6/1/48	118,000	133,193
		300,320
Total convertible bonds and notes (cost $11,459,979)		$12,924,829

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185	$28,084,300	$345,999
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	28,084,300	32,578
Citibank, N.A.
(2.023)/3 month USD-LIBOR-BBA/Jun-51	Jun-21/2.023	2,193,900	54,453
(0.271)/3 month USD-LIBOR-BBA/Jun-23	Jun-21/0.271	26,327,000	22,641
0.915/3 month USD-LIBOR-BBA/Jul-31	Jul-21/0.915	7,641,200	764
Goldman Sachs International
1.869/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.869	29,321,100	767,040
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988	4,663,100	404,058
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988	4,663,100	208,860
(1.62)/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.62	6,790,400	128,135
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	8,137,400	123,444
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795	4,467,000	338,197
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575	4,467,000	329,888
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575	4,467,000	223,752
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795	4,467,000	218,168
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,450,300	687,024
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	3,450,300	676,190
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	3,450,300	567,298
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,643,600	482,471
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,643,600	135,616
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	3,487,400	3

40 Fixed Income Absolute Return Fund

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		$945,000	$282,791
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	246,040
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	169,704
Total purchased swap options outstanding (cost $5,339,403)				$6,445,114

	Principal amount/
SHORT-TERM INVESTMENTS (18.3%)*		shares	Value
Putnam Short Term Investment Fund Class P 0.10% L	Shares	61,009,944	$61,009,944
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.03% P	Shares	947,000	947,000
U.S. Treasury Bills 0.088%, 5/6/21 # ∆		$3,167,000	3,166,999
U.S. Treasury Bills 0.083%, 5/13/21 # ∆		2,300,000	2,299,998
U.S. Treasury Bills 0.057%, 5/25/21 # ∆ §		7,600,000	7,599,977
U.S. Treasury Bills 0.037%, 6/10/21 # ∆ §		3,500,000	3,499,963
U.S. Treasury Bills 0.031%, 6/1/21 ∆ §		2,300,000	2,299,981
U.S. Treasury Bills 0.010%, 6/29/21 ∆ §		2,700,000	2,699,936
U.S. Treasury Cash Management Bills 0.023%, 7/20/21 ∆ §		2,800,000	2,799,951
U.S. Treasury Cash Management Bills 0.019%, 7/27/21 ∆ §		100,000	99,996
U.S. Treasury Cash Management Bills 0.008%, 7/6/21 # ∆ §		2,400,000	2,399,967
Total short-term investments (cost $88,823,132)			$88,823,712

TOTAL INVESTMENTS
Total investments (cost $856,924,809)			$856,357,643

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes

Fixed Income Absolute Return Fund 41

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2020 through April 30, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $485,259,608.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $112,831, or less than 0.1% of net assets.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $714,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $14,062,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $9,141,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $288,943,871 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

42 Fixed Income Absolute Return Fund

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $190,689,558) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Canadian Dollar	Buy	7/21/21	$335,000	$327,403	$7,597
	Euro	Buy	6/16/21	2,941,204	2,908,961	32,243
	Hong Kong Dollar	Sell	5/20/21	224,606	230,348	5,742
	Japanese Yen	Buy	5/19/21	1,958,347	2,040,385	(82,038)
	Norwegian Krone	Buy	6/16/21	495,850	485,417	10,433
	Swiss Franc	Buy	6/16/21	2,080,309	2,061,407	18,902
Barclays Bank PLC
	Australian Dollar	Buy	7/21/21	240,431	241,088	(657)
	British Pound	Sell	6/16/21	843,768	848,745	4,977
	Canadian Dollar	Sell	7/21/21	1,297,933	1,268,749	(29,184)
	Euro	Sell	6/16/21	2,710,413	2,671,002	(39,411)
	Japanese Yen	Buy	5/19/21	1,838,556	1,915,194	(76,638)
	Swiss Franc	Buy	6/16/21	758,259	757,742	517
Citibank, N.A.
	Australian Dollar	Buy	7/21/21	1,079,627	1,088,482	(8,855)
	British Pound	Sell	6/16/21	4,528,643	4,586,839	58,196
	Canadian Dollar	Buy	7/21/21	33,931	33,154	777
	Euro	Sell	6/16/21	2,935,668	2,904,031	(31,637)
	Hong Kong Dollar	Sell	5/20/21	451,685	452,674	989
	Japanese Yen	Buy	5/19/21	869,384	905,992	(36,608)
	New Zealand Dollar	Sell	7/21/21	830,059	817,941	(12,118)
Credit Suisse International
	British Pound	Sell	6/16/21	1,645,411	1,665,235	19,824
	Canadian Dollar	Sell	7/21/21	1,591,679	1,555,471	(36,208)
	Euro	Sell	6/16/21	1,039,522	1,030,559	(8,963)
Goldman Sachs International
	Australian Dollar	Buy	7/21/21	1,923,986	1,935,823	(11,837)
	British Pound	Sell	6/16/21	251,791	235,784	(16,007)
	Canadian Dollar	Buy	7/21/21	7,638,448	7,446,506	191,942
	Euro	Sell	6/16/21	3,899,986	3,870,218	(29,768)
	Japanese Yen	Buy	5/19/21	974,638	976,624	(1,986)
	New Zealand Dollar	Sell	7/21/21	5,991,979	5,901,768	(90,211)
	Norwegian Krone	Buy	6/16/21	4,843,114	4,743,748	99,366
	Swedish Krona	Buy	6/16/21	1,440,696	1,460,000	(19,304)
	Swiss Franc	Buy	6/16/21	1,829,493	1,822,669	6,824

Fixed Income Absolute Return Fund 43

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $190,689,558) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association
	British Pound	Sell	6/16/21	$704,821	$707,513	$2,692
	Canadian Dollar	Buy	7/21/21	1,153,583	1,127,430	26,153
	Euro	Buy	6/16/21	3,055,516	3,018,985	36,531
	Hong Kong Dollar	Sell	5/20/21	1,391,681	1,399,980	8,299
	Japanese Yen	Buy	5/19/21	2,932,934	3,055,715	(122,781)
	Swiss Franc	Buy	6/16/21	758,151	757,634	517
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/21	2,165,187	2,172,158	(6,971)
	British Pound	Sell	6/16/21	357,451	358,991	1,540
	Canadian Dollar	Sell	7/21/21	3,037,299	2,972,522	(64,777)
	Euro	Sell	6/16/21	477,466	471,729	(5,737)
	Japanese Yen	Buy	5/19/21	81,819	71,834	9,985
	New Zealand Dollar	Sell	7/21/21	121,472	119,672	(1,800)
	Norwegian Krone	Buy	6/16/21	403,100	391,011	12,089
	Swedish Krona	Sell	6/16/21	264,044	264,694	650
	Swiss Franc	Buy	6/16/21	60,841	61,766	(925)
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	7/21/21	739,941	734,521	(5,420)
	British Pound	Buy	6/16/21	847,498	852,164	(4,666)
	Canadian Dollar	Buy	7/21/21	390,657	354,775	35,882
	Euro	Buy	6/16/21	1,322,657	1,281,880	40,777
	Japanese Yen	Buy	5/19/21	5,926,734	6,119,994	(193,260)
	New Zealand Dollar	Sell	7/21/21	496,548	489,926	(6,622)
	Norwegian Krone	Buy	6/16/21	482,009	487,590	(5,581)
	Swedish Krona	Sell	6/16/21	1,562,755	1,589,657	26,902
	Swiss Franc	Buy	6/16/21	69,831	69,600	231
NatWest Markets PLC
	Australian Dollar	Sell	7/21/21	491,650	486,437	(5,213)
	British Pound	Buy	6/16/21	2,387,662	2,419,037	(31,375)
	Canadian Dollar	Sell	7/21/21	545,830	533,427	(12,403)
	Euro	Sell	6/16/21	1,851,865	1,869,678	17,813
	Hong Kong Dollar	Buy	5/20/21	605,456	606,784	(1,328)
	Japanese Yen	Sell	5/19/21	508,153	511,684	3,531
	New Zealand Dollar	Sell	7/21/21	4,847,652	4,775,055	(72,597)
	Swedish Krona	Buy	6/16/21	967,214	968,911	(1,697)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/21	3,102,174	3,147,316	(45,142)
	British Pound	Sell	6/16/21	7,719,743	7,851,707	131,964
	Canadian Dollar	Sell	7/21/21	6,228,143	6,134,651	(93,492)
	Euro	Sell	6/16/21	10,831,542	10,735,429	(96,113)
	Hong Kong Dollar	Sell	5/20/21	5,387,810	5,399,387	11,577
	Japanese Yen	Sell	5/19/21	7,469,841	7,852,663	382,822
	New Zealand Dollar	Sell	7/21/21	1,908,071	1,840,892	(67,179)
	Norwegian Krone	Sell	6/16/21	494,997	482,524	(12,473)

44 Fixed Income Absolute Return Fund

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $190,689,558) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co. cont.
	Swedish Krona	Sell	6/16/21	$322,764	$260,952	$(61,812)
	Swiss Franc	Buy	6/16/21	4,091,340	4,105,540	(14,200)
Toronto-Dominion Bank
	Australian Dollar	Buy	7/21/21	981,297	974,822	6,475
	British Pound	Sell	6/16/21	98,064	95,438	(2,626)
	Canadian Dollar	Buy	7/21/21	661,456	650,340	11,116
	Euro	Sell	6/16/21	8,891,837	8,821,587	(70,250)
	Hong Kong Dollar	Sell	5/20/21	325,026	325,728	702
	Japanese Yen	Buy	5/19/21	2,164,595	2,211,237	(46,642)
	Norwegian Krone	Buy	6/16/21	1,479,560	1,443,984	35,576
	Swedish Krona	Sell	6/16/21	40,545	39,914	(631)
	Swiss Franc	Sell	6/16/21	496,043	488,635	(7,408)
UBS AG
	Australian Dollar	Sell	7/21/21	2,769,270	2,740,192	(29,078)
	British Pound	Buy	6/16/21	606,756	607,909	(1,153)
	Canadian Dollar	Buy	7/21/21	396,760	364,684	32,076
	Euro	Buy	6/16/21	1,771,003	1,698,946	72,057
	Hong Kong Dollar	Sell	5/20/21	224,619	230,298	5,679
	Japanese Yen	Buy	5/19/21	8,466,264	8,610,952	(144,688)
	New Zealand Dollar	Sell	7/21/21	2,977,926	2,924,395	(53,531)
	Norwegian Krone	Sell	6/16/21	4,877	1,864	(3,013)
	Swedish Krona	Buy	6/16/21	5,453,195	5,456,951	(3,756)
	Swiss Franc	Buy	6/16/21	106,447	134,034	(27,587)
WestPac Banking Corp.
	British Pound	Buy	6/16/21	383,004	388,069	(5,065)
	Canadian Dollar	Buy	7/21/21	1,447,898	1,415,069	32,829
	Euro	Sell	6/16/21	296,731	280,236	(16,495)
	Japanese Yen	Sell	5/19/21	304,009	322,334	18,325
	New Zealand Dollar	Sell	7/21/21	2,401,687	2,358,166	(43,521)
Unrealized appreciation						1,423,119
Unrealized (depreciation)						(1,920,438)
Total						$(497,319)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-Bund 10 yr (Long)	1	$204,383	$204,382	Jun-21	$(2,023)
U.S. Treasury Note 2 yr (Short)	1,193	263,364,070	263,364,070	Jun-21	212,137
U.S. Treasury Note 5 yr (Short)	311	38,544,563	38,544,563	Jun-21	(116,862)
U.S. Treasury Note Ultra 10 yr (Short)	2	291,094	291,094	Jun-21	6,777
Unrealized appreciation					218,914
Unrealized (depreciation)					(118,885)
Total					$100,029

Fixed Income Absolute Return Fund 45

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/21 (premiums $10,148,968) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$28,084,300	$180,020
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074		2,246,700	269,492
Citibank, N.A.
1.722/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.722		10,969,600	63,514
1.415/3 month USD-LIBOR-BBA/Jul-31	Jul-21/1.415		7,641,200	216,322
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	231,393
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	502,137
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		32,549,500	56,962
1.564/3 month USD-LIBOR-BBA/May-31	May-21/1.564		10,864,600	99,520
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	215,322
2.317/3 month USD-LIBOR-BBA/Dec-31	Dec-21/2.317		$29,321,100	233,103
(1.519)/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.519		29,321,100	287,933
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	298,247
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$6,308,900	7,760
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		2,082,300	25,029
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		3,327,300	32,641
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		6,308,900	46,434
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	166,745
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$3,327,300	235,140
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		16,410,700	254,858
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		2,082,300	280,986
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	914,297
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$16,410,700	1,792,048
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		13,949,800	14
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	86,583
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	88,810
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	91,144
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	202,673
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	208,110
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	316,380
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,450,300	504,882
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,450,300	630,059
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,450,300	635,407
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		306,100	11,102
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		612,300	168,964
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		12,465,000	275,601
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	259,426
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	515,924
Total				$10,404,982

46 Fixed Income Absolute Return Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$37,416,800	$(345,170)	$853,103
(0.925)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		6,653,800	(476,412)	523,721
1.304/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(512,677)	344,124
(0.85)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		$3,388,500	(247,361)	278,501
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	256,071
(0.765)/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765		3,650,900	(86,526)	244,683
1.053/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	163,906
(1.76)/3 month USD-LIBOR-BBA/
Jan-29 (Purchased)	Jan-28/1.76		$27,074,600	(174,970)	119,399
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		2,249,900	(50,902)	70,444
2.35/3 month USD-LIBOR-BBA/
Apr-56 (Purchased)	Apr-26/2.35		127,500	(16,575)	1,109
2.29/3 month USD-LIBOR-BBA/
Mar-34 (Purchased)	Mar-24/2.29		7,876,800	(387,426)	1,024
(2.35)/3 month USD-LIBOR-BBA/
Apr-56 (Purchased)	Apr-26/2.35		127,500	(16,575)	(989)
1.76/3 month USD-LIBOR-BBA/
Jan-29 (Purchased)	Jan-28/1.76		27,074,600	(174,970)	(39,800)
(1.053)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	(70,699)
0.765/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765		$3,650,900	(86,526)	(85,139)
(1.304)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(256,339)	(90,899)
2.17/3 month USD-LIBOR-BBA/
Apr-34 (Purchased)	Apr-24/2.17		$22,505,100	(1,086,996)	(101,048)
0.85/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	(153,838)
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	(206,633)
0.925/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		6,653,800	(476,412)	(285,980)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		37,416,800	(345,170)	(338,996)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		2,249,900	(1,057,849)	(844,927)
(1.085)/3 month USD-LIBOR-BBA/
Apr-34 (Written)	Apr-24/1.085		45,010,100	617,764	76,517

Fixed Income Absolute Return Fund 47

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A. cont.
(1.115)/3 month USD-LIBOR-BBA/
Jan-26 (Written)	Jan-25/1.115		$27,074,600	$114,052	$38,175
(1.29)/3 month USD-LIBOR-BBA/
Mar-34 (Written)	Mar-24/1.29		11,252,500	175,539	1,913
1.115/3 month USD-LIBOR-BBA/
Jan-26 (Written)	Jan-25/1.115		27,074,600	114,052	(135,644)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	72,174
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	(56,816)
Citibank, N.A.
(0.462)/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		$8,987,000	(87,062)	155,116
(1.007)/3 month USD-LIBOR-BBA/
Jun-31 (Purchased)	Jun-21/1.007		2,808,400	(45,426)	128,035
(1.102)/3 month USD-LIBOR-BBA/
Nov-32 (Purchased)	Nov-22/1.102		1,348,000	(42,833)	79,640
(1.625)/3 month USD-LIBOR-BBA/
Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	59,071
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	15,708
1.717/3 month USD-LIBOR-BBA/
May-31 (Purchased)	May-21/1.717		7,641,200	(67,434)	7,641
(1.583)/3 month USD-LIBOR-BBA/
May-31 (Purchased)	May-21/1.583		9,097,800	(81,425)	3,730
(0.962)/3 month USD-LIBOR-BBA/
May-26 (Purchased)	May-21/0.962		17,630,800	(65,234)	(3,526)
0.962/3 month USD-LIBOR-BBA/
May-26 (Purchased)	May-21/0.962		17,630,800	(65,234)	(14,810)
1.102/3 month USD-LIBOR-BBA/
Nov-32 (Purchased)	Nov-22/1.102		1,348,000	(42,833)	(31,786)
1.007/3 month USD-LIBOR-BBA/
Jun-31 (Purchased)	Jun-21/1.007		2,808,400	(45,426)	(45,356)
1.583/3 month USD-LIBOR-BBA/
May-31 (Purchased)	May-21/1.583		9,097,800	(81,425)	(47,309)
(1.717)/3 month USD-LIBOR-BBA/
May-31 (Purchased)	May-21/1.717		7,641,200	(67,434)	(49,973)
1.625/3 month USD-LIBOR-BBA/
Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	(52,315)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(59,016)
0.462/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		8,987,000	(87,062)	(86,635)
1.245/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	182,557

48 Fixed Income Absolute Return Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Citibank, N.A. cont.
(1.918)/3 month USD-LIBOR-BBA/
Jan-51 (Written)	Jan-31/1.918		$3,214,400	$384,442	$77,531
(1.177)/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	53,836
(1.245)/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	(60,765)
1.177/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	(76,767)
1.918/3 month USD-LIBOR-BBA/
Jan-51 (Written)	Jan-31/1.918		3,214,400	384,442	(109,900)
Goldman Sachs International
(1.727)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(276,261)	69,315
1.75/3 month USD-LIBOR-BBA/
May-31 (Purchased)	May-21/1.75		7,641,200	(66,287)	21,548
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	17,952
1.727/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(169,452)	(43,407)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(50,655)
(1.75)/3 month USD-LIBOR-BBA/
May-31 (Purchased)	May-21/1.75		7,641,200	(66,287)	(61,588)
(0.555)/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,772,400	418,666	70,029
0.555/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,772,400	418,666	(59,063)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	279,217
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	220,493
(1.445)/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	171,406
(1.441)/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	143,353
(1.692)/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	93,250
(2.032)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		$2,348,200	(271,217)	67,933
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(98,832)	21,117
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(158,620)	16,129
1.692/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	(48,015)

Fixed Income Absolute Return Fund 49

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
2.032/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		$2,348,200	$(271,217)	$(51,402)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(110,090)	(51,700)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(177,830)	(53,588)
1.441/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	(73,762)
1.445/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	(89,868)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	(137,308)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	(657,987)
(1.232)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	163,778
(1.168)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	145,697
(1.204)/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	132,017
1.204/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	(193,876)
1.168/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	(244,734)
1.232/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	(266,806)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	235,940
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	13,995
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(70,148)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(134,132)
2.39/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	108,166
(2.39)/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	(19,954)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/
Feb-33 (Purchased)	Feb-23/1.50		9,305,500	(319,877)	301,684
(1.937)/3 month USD-LIBOR-BBA/
Feb-36 (Purchased)	Feb-26/1.937		3,722,200	(194,671)	104,445
(2.405)/3 month USD-LIBOR-BBA/
Mar-41 (Purchased)	Mar-31/2.405		1,097,000	(76,516)	5,671

50 Fixed Income Absolute Return Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Toronto-Dominion Bank cont.
2.405/3 month USD-LIBOR-BBA/
Mar-41 (Purchased)	Mar-31/2.405		$1,097,000	$(76,516)	$1,503
1.937/3 month USD-LIBOR-BBA/
Feb-36 (Purchased)	Feb-26/1.937		3,722,200	(194,671)	(51,106)
1.50/3 month USD-LIBOR-BBA/
Feb-33 (Purchased)	Feb-23/1.50		9,305,500	(319,877)	(159,403)
(2.095)/3 month USD-LIBOR-BBA/
Feb-56 (Written)	Feb-26/2.095		1,607,700	211,413	33,215
(1.775)/3 month USD-LIBOR-BBA/
Mar-32 (Written)	Mar-22/1.775		2,852,100	77,720	10,439
1.775/3 month USD-LIBOR-BBA/
Mar-32 (Written)	Mar-22/1.775		2,852,100	77,720	(3,651)
2.095/3 month USD-LIBOR-BBA/
Feb-56 (Written)	Feb-26/2.095		1,607,700	211,413	(28,231)
UBS AG
(0.271)/6 month EUR-EURIBOR-
Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	5,959,500	(311,690)	238,158
(0.44)/6 month EUR-EURIBOR-
Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,469,600	(350,650)	175,340
(0.902)/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		$1,749,300	(97,873)	149,023
(0.45)/6 month EUR-EURIBOR-
Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,575,700	(281,282)	136,877
(0.87)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		$14,577,100	(98,323)	134,109
(1.715)/3 month USD-LIBOR-BBA/
Feb-53 (Purchased)	Feb-23/1.715		1,861,100	(167,964)	113,788
(0.8925)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		4,373,100	(92,710)	103,817
(0.983)/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		5,830,900	(92,420)	100,000
(0.296)/6 month EUR-EURIBOR-
Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	95,222
(1.6125)/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		$5,643,600	(412,688)	70,037
(1.175)/6 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	2,928,000	(266,169)	48,282
(0.762)/6 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	1,253,600	(115,615)	43,957
1.6125/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		$5,643,600	(154,804)	(19,245)
0.983/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		5,830,900	(92,420)	(52,070)
1.175/6 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	2,928,000	(266,169)	(59,362)
0.762/6 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	1,253,600	(115,615)	(65,841)

Fixed Income Absolute Return Fund 51

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG cont.
0.87/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		$14,577,100	$(98,323)	$(66,180)
0.296/6 month EUR-EURIBOR-
Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	(68,676)
0.8925/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		$4,373,100	(92,710)	(70,232)
0.45/6 month EUR-EURIBOR-Reuters/
Jan-41 (Purchased)	Jan-31/0.45	EUR	3,575,700	(281,282)	(75,488)
0.902/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		$1,749,300	(97,873)	(76,304)
1.715/3 month USD-LIBOR-BBA/
Feb-53 (Purchased)	Feb-23/1.715		1,861,100	(167,964)	(83,024)
0.44/6 month EUR-EURIBOR-Reuters/
Feb-41 (Purchased)	Feb-31/0.44	EUR	4,469,600	(350,650)	(95,381)
0.271/6 month EUR-EURIBOR-
Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	5,959,500	(311,690)	(96,582)
1.30/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		$11,992,600	356,251	313,247
(0.958)/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		3,498,500	92,973	66,716
(0.43)/6 month EUR-EURIBOR-
Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	42,563
0.43/6 month EUR-EURIBOR-Reuters/
Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	(27,576)
(1.30)/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		$11,992,600	95,870	(79,991)
0.958/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		3,498,500	92,973	(143,089)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.405		13,027,600	(266,740)	250,651
(1.3875)/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.3875		9,305,500	(190,995)	183,598
(1.96)/3 month USD-LIBOR-BBA/
Jan-41 (Purchased)	Jan-31/1.96		5,047,000	(341,682)	129,355
(2.16)/3 month USD-LIBOR-BBA/
Feb-35 (Purchased)	Feb-25/2.16		5,505,200	(274,572)	63,200
2.16/3 month USD-LIBOR-BBA/
Feb-35 (Purchased)	Feb-25/2.16		5,505,200	(274,572)	(29,673)
1.96/3 month USD-LIBOR-BBA/
Jan-41 (Purchased)	Jan-31/1.96		5,047,000	(341,682)	(64,803)
1.3875/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.3875		9,305,500	(190,995)	(81,144)
1.405/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.405		13,027,600	(266,740)	(109,170)
Unrealized appreciation					8,713,961
Unrealized (depreciation)					(6,963,781)
Total					$1,750,180

52 Fixed Income Absolute Return Fund

TBA SALE COMMITMENTS OUTSTANDING at 4/30/21 (proceeds receivable $118,182,695) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 3.50%, 5/1/51	$33,000,000	5/13/21	$35,119,220
Uniform Mortgage-Backed Securities, 3.00%, 5/1/51	4,000,000	5/13/21	4,188,438
Uniform Mortgage-Backed Securities, 2.50%, 5/1/51	50,000,000	5/13/21	51,855,470
Uniform Mortgage-Backed Securities, 2.00%, 5/1/51	27,000,000	5/13/21	27,263,671
Total			$118,426,799

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,493,800	$62,067 E	$(8)	2/2/24	3 month USD-	2.5725% —	$62,059
				LIBOR-BBA —	Semiannually
				Quarterly
3,866,300	157,211 E	(22)	2/2/24	2.528% —	3 month USD-	(157,233)
				Semiannually	LIBOR-BBA —
					Quarterly
8,782,100	947,852	(264,777)	3/2/31	3 month USD-	2.7725% —	720,222
				LIBOR-BBA —	Semiannually
				Quarterly
8,093,300	452,634	(1,638)	12/2/23	3 month USD-	2.536% —	533,404
				LIBOR-BBA —	Semiannually
				Quarterly
2,798,000	116,117 E	(478)	2/2/24	3 month USD-	2.57% —	115,639
				LIBOR-BBA —	Semiannually
				Quarterly
5,041,000	182,817 E	(28)	2/2/24	3 month USD-	2.3075% —	182,789
				LIBOR-BBA —	Semiannually
				Quarterly
7,399,600	269,072 E	(41)	2/9/24	3 month USD-	2.32% —	269,030
				LIBOR-BBA —	Semiannually
				Quarterly
1,867,000	234,996 E	(64)	11/29/53	2.793% —	3 month USD-	(235,059)
				Semiannually	LIBOR-BBA —
					Quarterly
991,700	6,127 E	(22)	11/20/39	3 month USD-	2.55% —	6,105
				LIBOR-BBA —	Semiannually
				Quarterly
4,217,500	225,522	(60)	12/7/30	2.184% —	3 month USD-	(261,316)
				Semiannually	LIBOR-BBA —
					Quarterly
2,942,500	19,197 E	(33)	6/5/29	3 month USD-	2.2225% —	19,164
				LIBOR-BBA —	Semiannually
				Quarterly
246,100	9,675 E	(8)	6/22/52	2.3075% —	3 month USD-	(9,684)
				Semiannually	LIBOR-BBA —
					Quarterly
977,900	24,799 E	(33)	7/5/52	2.25% —	3 month USD-	(24,832)
				Semiannually	LIBOR-BBA —
					Quarterly

Fixed Income Absolute Return Fund 53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$10,198,500	$251,903 E	$(57)	2/7/24	1.733% —	3 month USD-	$(251,960)
				Semiannually	LIBOR-BBA —
					Quarterly
1,560,600	61,314	(22)	1/22/31	2.035% —	3 month USD-	(69,998)
				Semiannually	LIBOR-BBA —
					Quarterly
1,874,500	98,771 E	(64)	8/8/52	1.9185% —	3 month USD-	98,707
				Semiannually	LIBOR-BBA —
					Quarterly
1,598,400	194,188 E	(55)	9/12/52	1.626% —	3 month USD-	194,134
				Semiannually	LIBOR-BBA —
					Quarterly
56,135,500	287,975	(157,315)	10/15/21	3 month USD-	1.316% —	158,909
				LIBOR-BBA —	Semiannually
				Quarterly
58,381,000	361,495	(155,749)	10/21/21	3 month USD-	1.5025% —	227,096
				LIBOR-BBA —	Semiannually
				Quarterly
10,877,400	195,695	239,159	1/19/31	1.805% —	3 month USD-	(11,478)
				Semiannually	LIBOR-BBA —
					Quarterly
10,877,400	374,520	(122,459)	1/19/26	3 month USD-	1.629% —	301,578
				LIBOR-BBA —	Semiannually
				Quarterly
10,877,400	172,940 E	(122,493)	1/20/31	3 month USD-	1.996% —	(295,433)
				LIBOR-BBA —	Semiannually
				Quarterly
257,400	13,432 E	(9)	1/16/55	2.032% —	3 month USD-	13,423
				Semiannually	LIBOR-BBA —
					Quarterly
110,900	7,134 E	(4)	1/24/55	3 month USD-	1.977% —	(7,138)
				LIBOR-BBA —	Semiannually
				Quarterly
43,509,700	141,232	23,825	11/3/21	0.83% —	3 month USD-	(275,410)
				Semiannually	LIBOR-BBA —
					Quarterly
43,509,700	251,182	(80,816)	11/3/21	3 month USD-	1.331% —	435,934
				LIBOR-BBA —	Semiannually
				Quarterly
683,100	134,658 E	(23)	3/4/52	1.265% —	3 month USD-	134,635
				Semiannually	LIBOR-BBA —
					Quarterly
1,522,400	73,909	(22)	3/4/31	3 month USD-	1.101% —	(71,727)
				LIBOR-BBA —	Semiannually
				Quarterly
52,715,300	91,935	(199)	9/8/21	0.68% —	3 month USD-	(129,588)
				Semiannually	LIBOR-BBA —
					Quarterly
114,009,900	197,921	(430)	10/15/21	0.571% —	3 month USD-	(217,973)
				Semiannually	LIBOR-BBA —
					Quarterly

54 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$5,223,400	$897,124 E	$(178)	1/27/47	3 month USD-	1.27% —	$(897,302)
				LIBOR-BBA —	Semiannually
				Quarterly
441,200	68,605 E	(15)	3/7/50	1.275% —	3 month USD-	68,590
				Semiannually	LIBOR-BBA —
					Quarterly
885,400	255,426 E	(30)	3/10/52	0.8725% —	3 month USD-	255,395
				Semiannually	LIBOR-BBA —
					Quarterly
991,100	321,704 E	(34)	3/11/52	0.717% —	3 month USD-	321,670
				Semiannually	LIBOR-BBA —
					Quarterly
1,352,100	102,449 E	(19)	3/17/32	3 month USD-	1.03% —	(102,468)
				LIBOR-BBA —	Semiannually
				Quarterly
8,782,100	938,956	(1,171,113)	2/18/31	3 month USD-	2.764% —	(186,139)
				LIBOR-BBA —	Semiannually
				Quarterly
598,900	36,745 E	(7)	3/24/32	3 month USD-	1.07% —	(36,752)
				LIBOR-BBA —	Semiannually
				Quarterly
338,400	41,868 E	(5)	3/24/35	3 month USD-	0.968% —	(41,873)
				LIBOR-BBA —	Semiannually
				Quarterly
2,241,000	224,638 E	(32)	4/25/32	0.7925% —	3 month USD-	224,606
				Semiannually	LIBOR-BBA —
					Quarterly
440,400	46,001 E	(9)	6/21/37	3 month USD-	1.232% —	(46,010)
				LIBOR-BBA —	Semiannually
				Quarterly
352,400	35,226 E	(7)	6/20/40	3 month USD-	1.204% —	(35,233)
				LIBOR-BBA —	Semiannually
				Quarterly
341,500	37,507 E	(7)	6/28/37	3 month USD-	1.168% —	(37,514)
				LIBOR-BBA —	Semiannually
				Quarterly
106,200	10,831 E	(2)	7/3/40	3 month USD-	1.177% —	(10,833)
				LIBOR-BBA —	Semiannually
				Quarterly
15,855,600	311,452	(128)	7/14/25	3 month USD-	0.30% —	(298,833)
				LIBOR-BBA —	Semiannually
				Quarterly
7,318,000	592,356	(97)	7/15/30	3 month USD-	0.645% —	(579,152)
				LIBOR-BBA —	Semiannually
				Quarterly
8,250,400	174,075	(78)	8/31/25	0.3084% —	3 month USD-	172,257
				Semiannually	LIBOR-BBA —
					Quarterly
11,281,900	245,776	(91)	8/12/25	3 month USD-	0.277% —	(243,920)
				LIBOR-BBA —	Semiannually
				Quarterly

Fixed Income Absolute Return Fund 55

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$3,624,800	$804,173 E	$285,169	9/2/52	3 month USD-	1.188% —	$(519,003)
				LIBOR-BBA —	Semiannually
				Quarterly
14,422,500	309,867	(136)	10/13/25	0.344% —	3 month USD-	308,603
				Semiannually	LIBOR-BBA —
					Quarterly
27,832,300	3,479	(105)	9/16/22	3 month USD-	0.214% —	(2,878)
				LIBOR-BBA —	Semiannually
				Quarterly
15,245,800	283,130	(123)	10/13/25	0.41% —	3 month USD-	281,310
				Semiannually	LIBOR-BBA —
					Quarterly
24,812,000	506,388	12,740	10/16/25	3 month USD-	0.37% —	(491,722)
				LIBOR-BBA —	Semiannually
				Quarterly
17,940,000	1,356,031	(12,217)	10/16/30	0.75% —	3 month USD-	1,339,580
				Semiannually	LIBOR-BBA —
					Quarterly
11,447,000	2,367,835	(30,845)	10/16/50	1.16% —	3 month USD-	2,332,333
				Semiannually	LIBOR-BBA —
					Quarterly
2,810,600	537,637	(117,368)	1/29/51	1.232% —	3 month USD-	411,447
				Semiannually	LIBOR-BBA —
					Quarterly
1,967,400	373,820	104,205	4/29/51	3 month USD-	1.242% —	(269,498)
				LIBOR-BBA —	Semiannually
				Quarterly
4,986,000	305,034	—	12/7/30	3 month USD-	0.932% —	(287,758)
				LIBOR-BBA —	Semiannually
				Quarterly
4,088,500	272,965	—	12/7/30	0.871% —	3 month USD-	259,797
				Semiannually	LIBOR-BBA —
					Quarterly
15,245,800	261,603	(123)	11/16/25	0.471% —	3 month USD-	234,639
				Semiannually	LIBOR-BBA —
					Quarterly
1,482,000	257,643	(51)	12/17/50	1.305% —	3 month USD-	250,731
				Semiannually	LIBOR-BBA —
					Quarterly
17,317,700	33,077	(109)	12/2/23	0.300% —	3 month USD-	16,902
				Semiannually	LIBOR-BBA —
					Quarterly
18,802,100	1,711,499	(359)	12/2/33	3 month USD-	1.02% —	(1,638,385)
				LIBOR-BBA —	Semiannually
				Quarterly
15,588,100	315,690	(126)	12/16/25	3 month USD-	0.428% —	(294,572)
				LIBOR-BBA —	Semiannually
				Quarterly
2,446,000	153,978 E	(35)	6/22/31	3 month USD-	1.0025% —	(154,013)
				LIBOR-BBA —	Semiannually
				Quarterly

56 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$312,000	$39,439	$(11)	1/8/51	3 month USD-	1.509% —	$(38,011)
				LIBOR-BBA —	Semiannually
				Quarterly
312,000	36,737	(11)	1/8/51	3 month USD-	1.546% —	(35,273)
				LIBOR-BBA —	Semiannually
				Quarterly
1,034,000	123,445	(35)	1/8/51	3 month USD-	1.539% —	(118,616)
				LIBOR-BBA —	Semiannually
				Quarterly
14,671,100	222,737	(119)	1/13/26	0.5615% —	3 month USD-	199,280
				Semiannually	LIBOR-BBA —
					Quarterly
1,651,000	156,587	(56)	1/14/51	3 month USD-	1.644% —	(148,721)
				LIBOR-BBA —	Semiannually
				Quarterly
2,842,500	124,885	(40)	4/15/31	1.165% —	3 month USD-	123,605
				Semiannually	LIBOR-BBA —
					Quarterly
2,750,800	134,448 E	(39)	7/15/31	1.165% —	3 month USD-	134,409
				Semiannually	LIBOR-BBA —
					Quarterly
7,641,200	118,836	22,822	4/15/31	3 month USD-	1.465% —	(91,662)
				LIBOR-BBA —	Semiannually
				Quarterly
1,405,000	149,232	(48)	1/19/51	3 month USD-	1.5955% —	(143,017)
				LIBOR-BBA —	Semiannually
				Quarterly
2,700,000	134,420	(36)	1/27/31	1.075% —	3 month USD-	126,859
				Semiannually	LIBOR-BBA —
					Quarterly
19,659,000	120,510 E	(110)	1/31/25	0.735% —	3 month USD-	120,400
				Semiannually	LIBOR-BBA —
					Quarterly
371,000	15,894	(5)	2/4/31	1.153% —	3 month USD-	15,025
				Semiannually	LIBOR-BBA —
					Quarterly
1,165,000	113,118	(40)	2/4/51	3 month USD-	1.635% —	(109,090)
				LIBOR-BBA —	Semiannually
				Quarterly
8,298,000	296,894	(110)	2/9/31	3 month USD-	1.231% —	(277,301)
				LIBOR-BBA —	Semiannually
				Quarterly
15,282,400	235,013	(34,891)	3/9/26	0.5996% —	3 month USD-	191,057
				Semiannually	LIBOR-BBA —
					Quarterly
3,087,000	46,805	(25)	2/10/26	0.584% —	3 month USD-	44,064
				Semiannually	LIBOR-BBA —
					Quarterly
2,524,700	95,413	(33)	2/16/31	1.212% —	3 month USD-	90,011
				Semiannually	LIBOR-BBA —
					Quarterly

Fixed Income Absolute Return Fund 57

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$434,600	$13,659 E	$(6)	8/16/31	1.37% —	3 month USD-	$13,653
				Semiannually	LIBOR-BBA —
					Quarterly
4,693,000	105,142	(62)	2/18/31	3 month USD-	1.377% —	(93,871)
				LIBOR-BBA —	Semiannually
				Quarterly
4,997,000	117,964	(66)	2/22/31	1.3659% —	3 month USD-	106,537
				Semiannually	LIBOR-BBA —
					Quarterly
4,570,000	82,470	(61)	2/24/31	1.4255% —	3 month USD-	71,756
				Semiannually	LIBOR-BBA —
					Quarterly
86,685,000	3,121 E	2,913	6/16/23	3 month USD-	0.30% —	6,033
				LIBOR-BBA —	Semiannually
				Quarterly
178,433,000	421,994 E	(931,044)	6/16/26	0.95% —	3 month USD-	(509,050)
				Semiannually	LIBOR-BBA —
					Quarterly
51,850,000	60,457 E	(645,891)	6/16/31	1.65% —	3 month USD-	(585,434)
				Semiannually	LIBOR-BBA —
					Quarterly
3,053,000	41,967 E	(134,090)	6/16/51	2.00% —	3 month USD-	(92,123)
				Semiannually	LIBOR-BBA —
					Quarterly
1,628,000	15,328	(22)	3/2/31	1.51882% —	3 month USD-	11,765
				Semiannually	LIBOR-BBA —
					Quarterly
9,900,000	81,111	(131)	3/5/31	3 month USD-	1.5324% —	(60,680)
				LIBOR-BBA —	Semiannually
				Quarterly
4,017,000	20,603 E	(3,309)	6/16/31	1.35% —	Secured	17,294
				Annually	Overnight
					Financing Rate —
					Annually
7,641,200	69,963	(101)	3/15/31	1.525% —	3 month USD-	56,806
				Semiannually	LIBOR-BBA —
					Quarterly
1,890,400	6,579 E	(28)	3/20/34	2.29% —	3 month USD-	(6,607)
				Semiannually	LIBOR-BBA —
					Quarterly
9,097,800	90,723	(89,961)	4/21/31	3 month USD-	1.736% —	4,679
				LIBOR-BBA —	Semiannually
				Quarterly
8,069,700	3,639	(76)	4/1/26	0.94375% —	3 month USD-	(8,706)
				Semiannually	LIBOR-BBA —
					Quarterly
7,486,000	59,042	(99)	4/7/31	3 month USD-	1.7115% —	66,487
				LIBOR-BBA —	Semiannually
				Quarterly

58 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$15,282,400	$77,054	$(144)	4/15/26	1.045% —	3 month USD-	$(83,048)
					Semiannually	LIBOR-BBA —
						Quarterly
	6,258,800	61,950	(83)	4/15/31	3 month USD-	1.734% —	66,179
					LIBOR-BBA —	Semiannually
					Quarterly
	2,347,000	43,279	(80)	4/15/51	2.127% —	3 month USD-	(45,386)
					Semiannually	LIBOR-BBA —
						Quarterly
	7,641,200	51,578	(101)	4/21/31	1.702% —	3 month USD-	(54,897)
					Semiannually	LIBOR-BBA —
						Quarterly
	1,314,000	13,060	(45)	4/22/51	2.0065% —	3 month USD-	12,416
					Semiannually	LIBOR-BBA —
						Quarterly
	8,815,400	37,351 E	(117)	5/5/31	3 month USD-	1.591% —	(37,468)
					LIBOR-BBA —	Semiannually
					Quarterly
	2,183,000	293	(8)	4/28/23	3 month USD-	0.2825% —	302
					LIBOR-BBA —	Semiannually
					Quarterly
	6,655,000	44,029	(88)	4/28/31	3 month USD-	1.5625% —	(43,353)
					LIBOR-BBA —	Semiannually
					Quarterly
	2,183,000	271	(8)	4/28/23	3 month USD-	0.282% —	280
					LIBOR-BBA —	Semiannually
					Quarterly
	6,655,000	44,728	(88)	4/28/31	3 month USD-	1.5614% —	(44,053)
					LIBOR-BBA —	Semiannually
					Quarterly
	16,723,000	96,291	19,868	4/20/31	1.57% —	3 month USD-	114,227
					Semiannually	LIBOR-BBA —
						Quarterly
	5,330,000	33,014	(71)	4/29/31	1.5665% —	3 month USD-	32,532
					Semiannually	LIBOR-BBA —
						Quarterly
	8,563,000	20,954	(114)	5/4/31	1.66091% —	3 month USD-	(21,067)
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	117,100	8,196 E	(1)	1/30/35	1.692% —	6 month AUD-	8,195
					Semiannually	BBR-BBSW —
						Semiannually
AUD	394,200	33,837 E	(4)	3/5/35	1.47% —	6 month AUD-	33,833
					Semiannually	BBR-BBSW —
						Semiannually
AUD	146,400	13,309 E	(1)	3/25/35	1.4025% —	6 month AUD-	13,307
					Semiannually	BBR-BBSW —
						Semiannually
AUD	246,400	22,118 E	(3)	3/28/40	1.445% —	6 month AUD-	22,115
					Semiannually	BBR-BBSW —
						Semiannually

Fixed Income Absolute Return Fund 59

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
AUD	910,700	$96,621 E	$(11)	4/1/40	1.1685% —	6 month AUD-	$96,610
					Semiannually	BBR-BBSW —
						Semiannually
AUD	59,000	9,001 E	(1)	7/2/45	1.441% —	6 month AUD-	9,000
					Semiannually	BBR-BBSW —
						Semiannually
AUD	2,800,000	25,823	(31)	4/6/31	6 month AUD-	1.87% —	28,428
					BBR-BBSW —	Semiannually
					Semiannually
AUD	4,547,000	9,237 E	22,834	6/16/31	6 month AUD-	1.76% —	13,597
					BBR-BBSW —	Semiannually
					Semiannually
CAD	5,763,000	52,531 E	23,921	6/16/31	3 month CAD-	1.91% —	(28,610)
					BA-CDOR —	Semiannually
					Semiannually
CHF	1,157,000	30,944 E	(26,851)	6/16/31	—	0.16% plus	4,093
						6 month CHF-
						LIBOR-BBA —
						Semiannually
EUR	757,000	204,353 E	(29)	11/29/58	1.484% —	6 month	(204,382)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,029,500	274,193	(40)	2/19/50	6 month	1.354% —	278,755
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,137,000	270,535	(43)	3/11/50	1.267% —	6 month	(273,960)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,150,600	252,596	(44)	3/12/50	1.2115% —	6 month	(255,894)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,295,500	242,247	(50)	3/26/50	1.113% —	6 month	(244,766)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,120,200	250,027 E	(42)	11/29/58	6 month	1.343% —	249,985
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,336,000	221,292	(51)	2/19/50	1.051% —	6 month	(226,346)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,095,100	154,294 E	(42)	6/7/54	1.054% —	6 month	(154,336)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually

60 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	999,500	$116,560	$(38)	2/19/50	0.9035% —	6 month	$(119,989)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	531,600	43,702	(20)	2/21/50	0.80% —	6 month	(45,320)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	2,146,300	111,568 E	(82)	8/8/54	0.49% —	6 month	111,487
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,338,400	196,737 E	(50)	6/6/54	6 month	0.207% —	(196,788)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,741,600	184,980	(65)	2/19/50	0.233% —	6 month	181,803
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	7,327,800	103,269	(277)	2/19/50	6 month	0.595% —	122,437
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	835,200	142,037 E	(31)	3/4/54	0.134% —	6 month	142,005
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	371,500	108,945 E	(14)	3/13/54	—	0.2275%	108,930
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	2,672,400	208,706 E	(57)	5/13/40	6 month	0.276% —	(208,763)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,304,300	96,038 E	(28)	6/24/40	0.315% —	6 month	96,010
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,668,900	122,134 E	(39)	1/16/40	0.315% —	6 month	122,095
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	616,100	45,070 E	(14)	3/28/40	0.3175% —	6 month	45,055
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually

Fixed Income Absolute Return Fund 61

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	14,765,000	$191,536 E	$9,202	6/16/31	0.05% —	6 month	$200,738
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,486,800	17,333 E	(61)	5/21/51	6 month	0.516% —	(17,394)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
GBP	33,000	442 E	(478)	6/16/31	Sterling	0.93% —	(36)
					Overnight	Annually
					Index Average —
					Annually
GBP	1,039,300	9,206 E	(21)	5/19/31	Sterling	0.754% —	(9,227)
					Overnight	Annually
					Index Average —
					Annually
JPY	49,318,800	21,770 E	(14)	8/29/43	0.7495% —	6 month JPY-	(21,784)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	176,833,300	19,225	(13,945)	2/25/31	0.003% —	6 month JPY-	5,138
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	66,881,600	36,637 E	(20)	8/29/43	0.194% —	6 month JPY-	36,617
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	14,462,000	2,740 E	4,085	6/16/31	6 month NOK-	1.82% —	6,824
					NIBOR-NIBR —	Annually
					Semiannually
NZD	1,751,000	11,371 E	8,400	6/16/31	3 month NZD-	1.96% —	19,771
					BBR-FRA —	Semiannually
					Quarterly
SEK	37,664,000	28,011 E	(17,079)	6/16/31	0.77% —	3 month SEK-	10,938
					Annually	STIBOR-SIDE —
						Quarterly
Total		$(3,362,315)					$696,394

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$38,385	$37,334	$—	1/12/41	4.50% (1 month	Synthetic TRS	$(521)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

62 Fixed Income Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$2,063,188	$2,065,847	$—	1/12/40	4.00% (1 month	Synthetic MBX	$6,529
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
498,438	499,080	—	1/12/40	4.00% (1 month	Synthetic MBX	1,577
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
387,879	388,379	—	1/12/40	4.00% (1 month	Synthetic MBX	1,227
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
15,640,813	15,645,077	—	1/12/41	5.00% (1 month	Synthetic MBX	37,271
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,958,088	1,958,358	—	1/12/40	5.00% (1 month	Synthetic MBX	4,705
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,304,119	1,303,602	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(2,904)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,147,352	5,136,279	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,928)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
42,538	42,023	—	1/12/41	5.00% (1 month	Synthetic TRS Index	26
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
26,980	26,653	—	1/12/41	5.00% (1 month	Synthetic TRS Index	17
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
82,958	82,392	—	1/12/39	6.00% (1 month	Synthetic TRS	471
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
66,988	65,766	—	1/12/38	6.50% (1 month	Synthetic TRS	(413)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
19,239	18,888	—	1/12/38	6.50% (1 month	Synthetic TRS	(119)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Fixed Income Absolute Return Fund 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A.
$331,133	$331,223	$—	1/12/41	5.00% (1 month	Synthetic MBX	$833
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
274,839	274,914	—	1/12/41	5.00% (1 month	Synthetic MBX	692
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
395,737	395,845	—	1/12/41	5.00% (1 month	Synthetic MBX	996
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
415,898	410,857	—	1/12/41	5.00% (1 month	Synthetic MBX Index	256
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
37,189	36,062	—	1/12/43	3.50% (1 month	Synthetic TRS	(699)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
323,127	315,145	—	1/12/44	4.00% (1 month	Synthetic TRS	(4,007)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
169,023	164,186	—	1/12/41	(5.00%) 1 month	Synthetic TRS	2,372
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
179,861	174,713	—	1/12/41	(5.00%) 1 month	Synthetic TRS	2,524
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
186,905	184,639	—	1/12/41	5.00% (1 month	Synthetic TRS Index	115
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
Goldman Sachs International
1,933,868	1,934,395	—	1/12/41	5.00% (1 month	Synthetic MBX	4,867
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
77,563	77,396	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(44)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
206,842	206,397	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(118)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

64 Fixed Income Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$480,216	$479,183	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(273)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,278,251	1,275,501	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(727)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,751,105	1,747,338	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(996)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
127,897	122,282	—	1/12/44	(3.00%) 1 month	Synthetic TRS	4,201
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
38,385	37,334	—	1/12/41	(4.50%) 1 month	Synthetic TRS	521
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
230,382	223,788	—	1/12/41	(5.00%) 1 month	Synthetic TRS	3,233
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
517,646	514,118	—	1/12/39	6.00% (1 month	Synthetic TRS	2,942
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
371,550	369,018	—	1/12/39	6.00% (1 month	Synthetic TRS	2,112
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
206,022	204,618	—	1/12/39	6.00% (1 month	Synthetic TRS	1,171
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,915	6,868	—	1/12/39	6.00% (1 month	Synthetic TRS	39
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
267,820	262,937	—	1/12/38	6.50% (1 month	Synthetic TRS	(1,650)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
244,384	239,928	—	1/12/38	6.50% (1 month	Synthetic TRS	(1,505)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Fixed Income Absolute Return Fund 65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$236,793	$232,476	$—	1/12/38	6.50% (1 month	Synthetic TRS	$(1,459)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
188,522	185,085	—	1/12/38	6.50% (1 month	Synthetic TRS	(1,161)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
80,885	79,411	—	1/12/38	6.50% (1 month	Synthetic TRS	(498)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Chase Bank N. A.
230,397	223,803	—	1/12/41	(5.00%) 1 month	Synthetic TRS	3,233
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
438,012	432,702	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(269)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
37,189	36,062	—	1/12/43	(3.50%) 1 month	Synthetic TRS	699
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
161,980	157,979	—	1/12/44	4.00% (1 month	Synthetic TRS	(2,008)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
485,107	473,123	—	1/12/44	(4.00%) 1 month	Synthetic TRS	6,013
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		88,642
Upfront premium (paid)		—		Unrealized (depreciation)		(22,299)
Total		$—		Total		$66,343

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	8,560,000	$812,917	$(158)	5/15/30	(.655%) — At	Eurostat Eurozone	$812,759
					maturity	HICP excluding
tobacco — At
maturity

66 Fixed Income Absolute Return Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	8,560,000	$804,663	$(158)	5/15/30	(.6625%) — At	Eurostat Eurozone	$804,505
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,275,000	759,589	(153)	5/15/40	(.961%) — At	Eurostat Eurozone	759,437
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	2,421,000	163,939	—	7/15/37	1.71% — At	Eurostat Eurozone	163,939
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	2,421,000	43,634	—	7/15/27	(1.40%) — At	Eurostat Eurozone	(43,634)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	175,945	(93)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(176,039)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	177,875	(93)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(177,968)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	178,518	(94)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(178,612)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	179,161	(94)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(179,255)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,275,000	1,121,701	(202)	5/15/50	1.13% — At	Eurostat Eurozone	(1,121,903)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	8,560,000	1,580,501	(304)	5/15/40	0.935% — At	Eurostat Eurozone	(1,580,805)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	8,560,000	1,591,924	(304)	5/15/40	0.93% — At	Eurostat Eurozone	(1,592,228)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	4,896,000	365,986	(105)	12/15/28	3.665% — At	GBP Non-revised UK	365,882
					maturity	Retail Price Index —
						At maturity
GBP	5,761,000	191,841	(75)	11/15/24	3.385% — At	GBP Non-revised UK	191,765
					maturity	Retail Price Index —
						At maturity

Fixed Income Absolute Return Fund 67

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
GBP	3,819,000	$136,624	$(88)	3/15/28	3.4025% — At	GBP Non-revised UK	$136,535
					maturity	Retail Price Index —
						At maturity
GBP	5,484,000	135,175	(129)	3/15/28	3.34% — At	GBP Non-revised UK	135,046
					maturity	Retail Price Index —
						At maturity
GBP	2,938,000	85,346	(69)	2/15/28	3.34% — At	GBP Non-revised UK	85,277
					maturity	Retail Price Index —
						At maturity
GBP	1,371,000	45,380	(32)	3/15/28	3.3875% — At	GBP Non-revised UK	45,348
					maturity	Retail Price Index —
						At maturity
GBP	1,473,000	160,794	(78)	7/15/49	(3.4425%) — At	GBP Non-revised UK	(160,872)
					maturity	Retail Price Index —
						At maturity
	$3,784,750	54,304	(64)	3/23/31	(2.4275%) — At	USA Non Revised	54,240
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	3,832,000	45,662	(64)	3/23/31	(2.45%) — At	USA Non Revised	45,598
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	3,269,000	16,999	(55)	4/1/31	(2.51%) — At	USA Non Revised	16,944
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	3,269,000	15,224	(55)	4/1/31	(2.515%) — At	USA Non Revised	15,169
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,079,000	10,761	(18)	4/1/31	(2.466%) — At	USA Non Revised	10,743
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	2,174,000	23,055	(22)	4/1/26	2.496% — At	USA Non Revised	(23,077)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	7,659,000	76,873	(77)	3/23/26	2.51% — At	USA Non Revised	(76,951)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity

68 Fixed Income Absolute Return Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$2,565,000	$79,407	$(43)	2/25/31	2.28% — At	USA Non Revised	$(79,450)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,224,000	99,657	(54)	2/24/31	2.281% — At	USA Non Revised	(99,711)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,224,000	100,495	(54)	2/25/31	2.278% — At	USA Non Revised	(100,549)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,574,500	102,241	—	3/23/26	2.445% — At	USA Non Revised	(102,241)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,224,000	104,106	(54)	2/25/31	2.2675% — At	USA Non Revised	(104,160)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
13,060,000	114,824	(132)	4/1/26	2.53% — At	USA Non Revised	(114,955)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
5,859,000	134,874	(98)	3/5/31	2.351% — At	USA Non Revised	(134,973)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
5,923,000	136,981	(100)	3/5/31	2.35% — At	USA Non Revised	(137,081)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
6,448,000	195,871	(108)	2/24/31	2.286% — At	USA Non Revised	(195,979)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,772,000	876,005	(131)	6/30/30	1.586% — At	USA Non Revised	(876,136)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity

Fixed Income Absolute Return Fund 69

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$14,000,000	$1,485,246	$18,433	7/10/30	1.6625% — At	USA Non Revised	$(1,466,813)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$15,075				$(5,080,205)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BB–/P	$11,962	$175,000	$49,543	5/11/63	300 bp —	$(37,493)
Index						Monthly
CMBX NA BBB–.6	BB–/P	22,719	377,000	106,729	5/11/63	300 bp —	(83,821)
Index						Monthly
CMBX NA BBB–.6	BB–/P	46,609	755,000	213,741	5/11/63	300 bp —	(166,754)
Index						Monthly
CMBX NA BBB–.6	BB–/P	44,403	779,000	220,535	5/11/63	300 bp —	(175,742)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6	A-/P	3,274	27,000	2,298	5/11/63	200 bp —	985
Index						Monthly
CMBX NA A.6	A-/P	3,878	33,000	2,808	5/11/63	200 bp —	1,080
Index						Monthly
CMBX NA A.6	A-/P	8,016	53,000	4,510	5/11/63	200 bp —	3,524
Index						Monthly
CMBX NA A.6	A-/P	8,498	71,000	6,042	5/11/63	200 bp —	2,479
Index						Monthly
CMBX NA A.6	A-/P	16,832	141,000	11,999	5/11/63	200 bp —	4,880
Index						Monthly
CMBX NA A.6	A-/P	16,700	141,000	11,999	5/11/63	200 bp —	4,748
Index						Monthly
CMBX NA A.6	A-/P	17,071	143,000	12,169	5/11/63	200 bp —	4,949
Index						Monthly
CMBX NA A.6	A-/P	20,353	167,000	14,212	5/11/63	200 bp —	6,197
Index						Monthly
CMBX NA A.6	A-/P	28,444	205,000	17,446	5/11/63	200 bp —	11,067
Index						Monthly
CMBX NA A.6	A-/P	33,654	218,000	18,552	5/11/63	200 bp —	15,175
Index						Monthly
CMBX NA A.6	A-/P	31,313	263,000	22,381	5/11/63	200 bp —	9,020
Index						Monthly
CMBX NA A.6	A-/P	39,558	334,000	28,423	5/11/63	200 bp —	11,246
Index						Monthly
CMBX NA A.6	A-/P	66,969	561,000	47,741	5/11/63	200 bp —	19,415
Index						Monthly

70 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.11	BB–/P	$203,965	$361,000	$47,111	11/18/54	500 bp —	$157,155
Index						Monthly
CMBX NA BB.13	BB–/P	23,694	237,000	23,013	12/16/72	500 bp —	879
Index						Monthly
CMBX NA BB.13	BB–/P	24,693	271,000	26,314	12/16/72	500 bp —	(1,395)
Index						Monthly
CMBX NA BB.13	BB–/P	35,296	374,000	36,315	12/16/72	500 bp —	(708)
Index						Monthly
CMBX NA BB.13	BB–/P	102,843	1,128,000	109,529	12/16/72	500 bp —	(5,745)
Index						Monthly
CMBX NA BB.6	B-/P	154,927	1,080,000	514,188	5/11/63	500 bp —	(358,361)
Index						Monthly
CMBX NA BB.7	B+/P	50,574	991,000	358,841	1/17/47	500 bp —	(307,441)
Index						Monthly
CMBX NA BBB– .12	BBB–/P	93,051	587,000	33,342	8/17/61	300 bp —	60,003
Index						Monthly
CMBX NA BBB– .13	BBB–/P	12,716	145,000	9,077	12/16/72	300 bp —	3,711
Index						Monthly
CMBX NA BBB– .13	BBB–/P	37,551	399,000	24,977	12/16/72	300 bp —	12,773
Index						Monthly
CMBX NA BBB– .14	BBB–/P	10,834	353,000	15,356	12/16/72	300 bp —	(4,345)
Index						Monthly
CMBX NA BBB– .14	BBB–/P	13,299	407,000	17,705	12/16/72	300 bp —	(4,202)
Index						Monthly
CMBX NA BBB– .6	BB–/P	177,870	726,000	205,531	5/11/63	300 bp —	(27,298)
Index						Monthly
CMBX NA BBB–.11	BBB–/P	22,737	363,000	18,731	11/18/54	300 bp —	4,188
Index						Monthly
CMBX NA BBB–.12	BBB–/P	9,075	154,000	8,747	8/17/61	300 bp —	405
Index						Monthly
CMBX NA BBB–.14	BBB–/P	10,751	215,000	9,353	12/16/72	300 bp —	1,506
Index						Monthly
CMBX NA BBB–.14	BBB–/P	21,928	481,000	20,924	12/16/72	300 bp —	1,245
Index						Monthly
CMBX NA BBB–.6	BB–/P	361,569	5,678,000	1,607,442	5/11/63	300 bp —	(1,243,034)
Index						Monthly
Credit Suisse International
CMBX NA A.6	A-/P	(1,293)	1,171,000	99,652	5/11/63	200 bp —	(100,555)
Index						Monthly
CMBX NA BB.7	B+/P	27,822	208,000	75,317	1/17/47	500 bp —	(47,321)
Index						Monthly
CMBX NA BBB–.6	BB–/P	9,392	85,000	24,064	5/11/63	300 bp —	(14,629)
Index						Monthly
CMBX NA BBB–.6	BB–/P	13,812	125,000	35,388	5/11/63	300 bp —	(21,513)
Index						Monthly

Fixed Income Absolute Return Fund 71

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BB–/P	$1,431,330	$15,233,000	$4,312,462	5/11/63	300 bp —	$(2,873,516)
Index						Monthly
CMBX NA BBB–.7	BB/P	139,477	1,887,000	375,890	1/17/47	300 bp —	(235,470)
Index						Monthly
Goldman Sachs International
CMBX NA A.13	A-/P	(2,359)	445,000	2,759	12/16/72	200 bp —	549
Index						Monthly
CMBX NA A.6	A-/P	2,558	22,000	1,872	5/11/63	200 bp —	693
Index						Monthly
CMBX NA BB.13	BB–/P	15,675	163,000	15,827	12/16/72	500 bp —	(17)
Index						Monthly
CMBX NA BB.9	B+/P	58,634	145,000	38,309	9/17/58	500 bp —	20,446
Index						Monthly
CMBX NA BBB– .13	BBB–/P	1,198	7,000	438	12/16/72	300 bp —	764
Index						Monthly
CMBX NA BBB– .13	BBB–/P	3,490	59,000	3,693	12/16/72	300 bp —	(174)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	25,230	161,000	10,079	12/16/72	300 bp —	15,232
Index						Monthly
CMBX NA BBB– .13	BBB–/P	32,293	204,000	12,770	12/16/72	300 bp —	19,624
Index						Monthly
CMBX NA BBB– .13	BBB–/P	43,166	255,000	15,963	12/16/72	300 bp —	27,330
Index						Monthly
CMBX NA BBB–.14	BBB–/P	233	5,000	218	12/16/72	300 bp —	18
Index						Monthly
CMBX NA BBB–.14	BBB–/P	237	5,000	218	12/16/72	300 bp —	22
Index						Monthly
CMBX NA BBB–.14	BBB–/P	4,355	98,000	4,263	12/16/72	300 bp —	141
Index						Monthly
CMBX NA BBB–.14	BBB–/P	9,003	196,000	8,526	12/16/72	300 bp —	575
Index						Monthly
CMBX NA BBB–.6	BB–/P	334	3,000	849	5/11/63	300 bp —	(514)
Index						Monthly
CMBX NA BBB–.6	BB–/P	332	4,000	1,132	5/11/63	300 bp —	(799)
Index						Monthly
CMBX NA BBB–.6	BB–/P	1,785	16,000	4,530	5/11/63	300 bp —	(2,736)
Index						Monthly
CMBX NA BBB–.6	BB–/P	1,721	33,000	9,342	5/11/63	300 bp —	(7,604)
Index						Monthly
CMBX NA BBB–.6	BB–/P	3,022	35,000	9,909	5/11/63	300 bp —	(6,869)
Index						Monthly
CMBX NA BBB–.6	BB–/P	4,864	67,000	18,968	5/11/63	300 bp —	(14,070)
Index						Monthly
CMBX NA BBB–.6	BB–/P	4,864	67,000	18,968	5/11/63	300 bp —	(14,070)
Index						Monthly
CMBX NA BBB–.6	BB–/P	5,382	79,000	22,365	5/11/63	300 bp —	(16,943)
Index						Monthly

72 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB–/P	$12,793	$87,000	$24,630	5/11/63	300 bp —	$(11,793)
Index						Monthly
CMBX NA BBB–.6	BB–/P	4,631	95,000	26,895	5/11/63	300 bp —	(22,216)
Index						Monthly
CMBX NA BBB–.6	BB–/P	11,832	107,000	30,292	5/11/63	300 bp —	(18,407)
Index						Monthly
CMBX NA BBB–.6	BB–/P	12,401	250,000	70,775	5/11/63	300 bp —	(58,249)
Index						Monthly
CMBX NA BBB–.6	BB–/P	31,302	280,000	79,268	5/11/63	300 bp —	(47,826)
Index						Monthly
CMBX NA BBB–.6	BB–/P	28,210	281,000	79,551	5/11/63	300 bp —	(51,201)
Index						Monthly
CMBX NA BBB–.6	BB–/P	16,684	322,000	91,158	5/11/63	300 bp —	(74,313)
Index						Monthly
CMBX NA BBB–.6	BB–/P	18,340	358,000	101,350	5/11/63	300 bp —	(82,831)
Index						Monthly
CMBX NA BBB–.6	BB–/P	54,707	363,000	102,765	5/11/63	300 bp —	(47,876)
Index						Monthly
CMBX NA BBB–.6	BB–/P	55,952	411,000	116,354	5/11/63	300 bp —	(60,196)
Index						Monthly
CMBX NA BBB–.6	BB–/P	58,541	411,000	116,354	5/11/63	300 bp —	(57,608)
Index						Monthly
CMBX NA BBB–.6	BB–/P	62,640	539,000	152,591	5/11/63	300 bp —	(89,681)
Index						Monthly
CMBX NA BBB–.6	BB–/P	58,492	1,209,000	342,268	5/11/63	300 bp —	(283,171)
Index						Monthly
CMBX NA BBB–.6	BB–/P	207,983	1,760,000	498,256	5/11/63	300 bp —	(289,393)
Index						Monthly
CMBX NA BBB–.6	BB–/P	208,701	1,760,000	498,256	5/11/63	300 bp —	(288,675)
Index						Monthly
CMBX NA BBB–.6	BB–/P	297,066	2,586,000	732,097	5/11/63	300 bp —	(433,738)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.13	A-/P	5,562	69,000	428	12/16/72	200 bp —	6,013
Index						Monthly
CMBX NA A.6	A-/P	30,580	278,000	23,658	5/11/63	200 bp —	7,015
Index						Monthly
CMBX NA BB.10	B+/P	10,591	132,000	39,692	5/11/63	500 bp —	(28,991)
Index						Monthly
CMBX NA BB.6	B-/P	167,824	326,000	155,209	5/11/63	500 bp —	12,888
Index						Monthly
CMBX NA BB.7	B+/P	272,738	557,000	201,690	1/17/47	500 bp —	71,512
Index						Monthly
CMBX NA BBB– .13	BBB–/P	21,715	138,000	8,639	12/16/72	300 bp —	13,145
Index						Monthly

Fixed Income Absolute Return Fund 73

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB– .13	BBB–/P	$32,623	$163,000	$10,204	12/16/72	300 bp —	$22,501
Index						Monthly
CMBX NA BBB–.6	BB–/P	1,082,192	3,385,000	958,294	5/11/63	300 bp —	125,591
Index						Monthly
Merrill Lynch International
CMBX NA A.6	A-/P	(13,851)	833,000	70,888	5/11/63	200 bp —	(84,462)
Index						Monthly
CMBX NA BBB– .6	BB–/P	697,062	2,587,000	732,380	5/11/63	300 bp —	(34,024)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6	A-/P	781	5,000	426	5/11/63	200 bp —	357
Index						Monthly
CMBX NA A.6	A-/P	3,280	41,000	3,489	5/11/63	200 bp —	(195)
Index						Monthly
CMBX NA A.6	A-/P	8,525	110,000	9,361	5/11/63	200 bp —	(799)
Index						Monthly
CMBX NA A.7	A-/P	199	41,000	2,604	1/17/47	200 bp —	(2,391)
Index						Monthly
CMBX NA A.7	A-/P	(96)	99,000	6,287	1/17/47	200 bp —	(6,349)
Index						Monthly
CMBX NA BB.13	BB–/P	10,770	112,000	10,875	12/16/72	500 bp —	(12)
Index						Monthly
CMBX NA BB.13	BB–/P	11,626	125,000	12,138	12/16/72	500 bp —	(407)
Index						Monthly
CMBX NA BB.13	BB–/P	15,433	161,000	15,633	12/16/72	500 bp —	(66)
Index						Monthly
CMBX NA BB.13	BB–/P	25,481	270,000	26,217	12/16/72	500 bp —	(511)
Index						Monthly
CMBX NA BB.13	BB–/P	25,222	275,000	26,703	12/16/72	500 bp —	(1,251)
Index						Monthly
CMBX NA BB.13	BB–/P	39,325	420,000	40,782	12/16/72	500 bp —	(1,107)
Index						Monthly
CMBX NA BB.13	BB–/P	42,735	469,000	45,540	12/16/72	500 bp —	(2,414)
Index						Monthly
CMBX NA BB.13	BB–/P	45,540	496,000	48,162	12/16/72	500 bp —	(2,209)
Index						Monthly
CMBX NA BB.13	BB–/P	48,975	509,000	49,424	12/16/72	500 bp —	(25)
Index						Monthly
CMBX NA BB.13	BB–/P	50,803	550,000	53,405	12/16/72	500 bp —	(2,144)
Index						Monthly
CMBX NA BB.6	B-/P	47,886	195,000	92,840	5/11/63	500 bp —	(44,791)
Index						Monthly
CMBX NA BB.6	B-/P	96,100	390,000	185,679	5/11/63	500 bp —	(89,254)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	1,562	17,000	1,064	12/16/72	300 bp —	506
Index						Monthly

74 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB– .13	BBB–/P	$7,515	$37,000	$2,316	12/16/72	300 bp —	$5,218
Index						Monthly
CMBX NA BBB– .13	BBB–/P	3,167	57,000	3,568	12/16/72	300 bp —	(373)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	25,334	161,000	10,079	12/16/72	300 bp —	15,336
Index						Monthly
CMBX NA BBB– .13	BBB–/P	15,447	169,000	10,579	12/16/72	300 bp —	4,952
Index						Monthly
CMBX NA BBB– .14	BBB–/P	2,368	84,000	3,654	12/16/72	300 bp —	(1,244)
Index						Monthly
CMBX NA BBB–.12	BBB–/P	3,713	63,000	3,578	8/17/61	300 bp —	166
Index						Monthly
CMBX NA BBB–.6	BB–/P	202,029	3,049,500	863,313	5/11/63	300 bp —	(659,760)
Index						Monthly
CMBX NA BBB–.7	BB/P	6,261	92,000	18,326	1/17/47	300 bp —	(12,019)
Index						Monthly
CMBX NA BBB–.7	BB/P	9,520	143,000	28,486	1/17/47	300 bp —	(18,898)
Index						Monthly
Upfront premium received		7,838,594			Unrealized appreciation		707,224
Upfront premium (paid)		(17,599)			Unrealized (depreciation)		(8,684,009)
Total		$7,820,995			Total		$(7,976,785)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2021.

Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(1,038)	$140,000	$8,890	1/17/47	(200 bp) —	$7,805
					Monthly
CMBX NA BB.10 Index	(13,254)	127,000	38,189	11/17/59	(500 bp) —	24,829
					Monthly
CMBX NA BB.10 Index	(11,403)	104,000	31,273	11/17/59	(500 bp) —	19,783
					Monthly
CMBX NA BB.11 Index	(40,509)	561,000	73,211	11/18/54	(500 bp) —	32,234
					Monthly
CMBX NA BB.11 Index	(12,348)	131,000	17,096	11/18/54	(500 bp) —	4,638
					Monthly
CMBX NA BB.11 Index	(8,181)	119,000	15,530	11/18/54	(500 bp) —	7,250
					Monthly

Fixed Income Absolute Return Fund 75

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.11 Index	$(3,775)	$74,000	$9,657	11/18/54	(500 bp) —	$5,821
					Monthly
CMBX NA BB.11 Index	(3,839)	74,000	9,657	11/18/54	(500 bp) —	5,757
					Monthly
CMBX NA BB.11 Index	(1,425)	11,000	1,436	11/18/54	(500 bp) —	1
					Monthly
CMBX NA BB.12 Index	(21,859)	67,000	8,904	8/17/61	(500 bp) —	(13,010)
					Monthly
CMBX NA BB.12 Index	(687)	8,000	1,063	8/17/61	(500 bp) —	370
					Monthly
CMBX NA BB.8 Index	(29,923)	232,636	85,214	10/17/57	(500 bp) —	55,097
					Monthly
CMBX NA BB.9 Index	(17,485)	271,000	71,598	9/17/58	(500 bp) —	53,888
					Monthly
CMBX NA BB.9 Index	(12,194)	189,000	49,934	9/17/58	(500 bp) —	37,582
					Monthly
CMBX NA BB.9 Index	(16,309)	158,000	41,744	9/17/58	(500 bp) —	25,303
					Monthly
CMBX NA BB.9 Index	(2,669)	68,000	17,966	9/17/58	(500 bp) —	15,240
					Monthly
CMBX NA BB.9 Index	(2,465)	68,000	17,966	9/17/58	(500 bp) —	15,444
					Monthly
CMBX NA BB.9 Index	(927)	23,000	6,077	9/17/58	(500 bp) —	5,130
					Monthly
CMBX NA BBB– .10 Index	(248,105)	1,443,000	165,512	11/17/59	(300 bp) —	(83,315)
					Monthly
CMBX NA BBB– .10 Index	(50,836)	219,000	25,119	11/17/59	(300 bp) —	(25,827)
					Monthly
CMBX NA BBB– .10 Index	(36,025)	151,000	17,320	11/17/59	(300 bp) —	(18,781)
					Monthly
CMBX NA BBB– .10 Index	(27,941)	128,000	14,682	11/17/59	(300 bp) —	(13,324)
					Monthly
CMBX NA BBB– .10 Index	(22,416)	103,000	11,814	11/17/59	(300 bp) —	(10,654)
					Monthly
CMBX NA BBB– .10 Index	(18,455)	75,000	8,603	11/17/59	(300 bp) —	(9,890)
					Monthly
CMBX NA BBB– .12 Index	(17,830)	259,000	14,711	8/17/61	(300 bp) —	(3,249)
					Monthly
CMBX NA BBB–.10 Index	(153,133)	514,000	58,956	11/17/59	(300 bp) —	(94,434)
					Monthly
CMBX NA BBB–.10 Index	(33,154)	271,000	31,084	11/17/59	(300 bp) —	(2,206)
					Monthly
CMBX NA BBB–.10 Index	(6,884)	54,000	6,194	11/17/59	(300 bp) —	(717)
					Monthly
CMBX NA BBB–.10 Index	(5,991)	47,000	5,391	11/17/59	(300 bp) —	(624)
					Monthly

76 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.11 Index	$(46,798)	$146,000	$7,534	11/18/54	(300 bp) —	$(39,338)
					Monthly
CMBX NA BBB–.11 Index	(18,545)	126,000	6,502	11/18/54	(300 bp) —	(12,106)
					Monthly
CMBX NA BBB–.11 Index	(37,724)	115,000	5,934	11/18/54	(300 bp) —	(31,848)
					Monthly
CMBX NA BBB–.11 Index	(25,813)	79,000	4,076	11/18/54	(300 bp) —	(21,776)
					Monthly
CMBX NA BBB–.11 Index	(6,918)	47,000	2,425	11/18/54	(300 bp) —	(4,516)
					Monthly
CMBX NA BBB–.12 Index	(96,979)	279,000	15,847	8/17/61	(300 bp) —	(81,271)
					Monthly
CMBX NA BBB–.12 Index	(85,749)	251,000	14,257	8/17/61	(300 bp) —	(71,617)
					Monthly
CMBX NA BBB–.12 Index	(59,558)	169,000	9,599	8/17/61	(300 bp) —	(50,043)
					Monthly
CMBX NA BBB–.12 Index	(20,383)	61,000	3,465	8/17/61	(300 bp) —	(16,949)
					Monthly
CMBX NA BBB–.12 Index	(21,090)	60,000	3,408	8/17/61	(300 bp) —	(17,712)
					Monthly
CMBX NA BBB–.13 Index	(28,341)	374,000	23,412	12/16/72	(300 bp) —	(5,116)
					Monthly
CMBX NA BBB–.8 Index	(56,811)	363,000	55,212	10/17/57	(300 bp) —	(1,780)
					Monthly
CMBX NA BBB–.8 Index	(24,756)	156,000	23,728	10/17/57	(300 bp) —	(1,106)
					Monthly
CMBX NA BBB–.8 Index	(24,658)	156,000	23,728	10/17/57	(300 bp) —	(1,009)
					Monthly
CMBX NA BBB–.8 Index	(24,063)	154,000	23,423	10/17/57	(300 bp) —	(716)
					Monthly
CMBX NA BBB–.9 Index	(26,735)	113,000	11,424	9/17/58	(300 bp) —	(15,367)
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(31,275)	263,000	79,084	11/17/59	(500 bp) —	47,590
					Monthly
CMBX NA BB.10 Index	(35,090)	263,000	79,084	11/17/59	(500 bp) —	43,774
					Monthly
CMBX NA BB.10 Index	(17,278)	139,000	41,797	11/17/59	(500 bp) —	24,404
					Monthly
CMBX NA BB.7 Index	(31,365)	1,777,000	846,030	5/11/63	(500 bp) —	813,184
					Monthly
CMBX NA BB.9 Index	(74,483)	743,000	196,301	9/17/58	(500 bp) —	121,198
					Monthly

Fixed Income Absolute Return Fund 77

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International
CMBX NA BB.7 Index	$(24,364)	$161,000	$58,298	1/17/47	(500 bp) —	$33,800
					Monthly
CMBX NA A .6 Index	(32,595)	492,000	41,869	5/11/63	(200 bp) —	9,110
					Monthly
CMBX NA BB.6 Index	(31,267)	214,000	101,885	5/11/63	(500 bp) —	70,440
					Monthly
CMBX NA BB.7 Index	(391,229)	2,314,000	837,899	1/17/47	(500 bp) —	444,742
					Monthly
CMBX NA BB.7 Index	(61,769)	377,000	136,512	1/17/47	(500 bp) —	74,429
					Monthly
CMBX NA BB.8 Index	(8,837)	75,293	27,580	10/17/57	(500 bp) —	18,680
					Monthly
CMBX NA BB.9 Index	(8,304)	69,000	18,230	9/17/58	(500 bp) —	9,868
					Monthly
CMBX NA BB.9 Index	(8,211)	69,000	18,230	9/17/58	(500 bp) —	9,961
					Monthly
CMBX NA BB.9 Index	(7,096)	68,000	17,966	9/17/58	(500 bp) —	10,813
					Monthly
CMBX NA BB.9 Index	(2,136)	55,000	14,531	9/17/58	(500 bp) —	12,349
					Monthly
CMBX NA BB.9 Index	(2,155)	20,000	5,284	9/17/58	(500 bp) —	3,112
					Monthly
CMBX NA BBB– .10 Index	(14,654)	67,000	7,685	11/17/59	(300 bp) —	(7,003)
					Monthly
CMBX NA BBB– .12 Index	(4,289)	22,000	1,250	8/17/61	(300 bp) —	(3,050)
					Monthly
CMBX NA BBB–.13 Index	(12,352)	163,000	10,204	12/16/72	(300 bp) —	(2,230)
					Monthly
CMBX NA BBB–.6 Index	(22,263)	445,000	125,980	5/11/63	(300 bp) —	103,494
					Monthly
CMBX NA BBB–.7 Index	(9,501)	141,000	28,087	1/17/47	(300 bp) —	18,516
					Monthly
CMBX NA BBB–.7 Index	(4,210)	62,000	12,350	1/17/47	(300 bp) —	8,109
					Monthly
CMBX NA BBB–.7 Index	(759)	11,000	2,191	1/17/47	(300 bp) —	1,427
					Monthly
CMBX NA BBB–.7 Index	(312)	3,000	598	1/17/47	(300 bp) —	285
					Monthly
CMBX NA BBB–.8 Index	(11,291)	72,000	10,951	10/17/57	(300 bp) —	(376)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.11 Index	(1,090,772)	2,000,000	261,000	11/18/54	(500 bp) —	(831,439)
					Monthly
CMBX NA BB.12 Index	(101,605)	185,000	24,587	8/17/61	(500 bp) —	(77,173)
					Monthly
CMBX NA BB.8 Index	(48,571)	94,599	34,652	10/17/57	(500 bp) —	(13,999)
					Monthly

78 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.9 Index	$(11,861)	$24,000	$6,341	9/17/58	(500 bp) —	$(5,540)
					Monthly
CMBX NA BBB– .10 Index	(15,668)	95,000	10,897	11/17/59	(300 bp) —	(4,819)
					Monthly
CMBX NA BBB– .12 Index	(6,728)	33,000	1,874	8/17/61	(300 bp) —	(4,871)
					Monthly
CMBX NA BBB–.10 Index	(50,051)	168,000	19,270	11/17/59	(300 bp) —	(30,866)
					Monthly
CMBX NA BBB–.10 Index	(37,749)	134,000	15,370	11/17/59	(300 bp) —	(22,446)
					Monthly
CMBX NA BBB–.11 Index	(24,201)	77,000	3,973	11/18/54	(300 bp) —	(20,267)
					Monthly
CMBX NA BBB–.11 Index	(8,160)	26,000	1,342	11/18/54	(300 bp) —	(6,832)
					Monthly
CMBX NA BBB–.12 Index	(53,420)	161,000	9,145	8/17/61	(300 bp) —	(44,356)
					Monthly
CMBX NA BBB–.12 Index	(35,622)	102,000	5,794	8/17/61	(300 bp) —	(29,879)
					Monthly
CMBX NA BBB–.7 Index	(416,704)	1,775,000	353,580	1/17/47	(300 bp) —	(64,012)
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(14,452)	254,000	76,378	11/17/59	(500 bp) —	61,714
					Monthly
CMBX NA BB.11 Index	(259,474)	525,000	68,513	11/18/54	(500 bp) —	(191,399)
					Monthly
CMBX NA BB.9 Index	(18,933)	486,000	128,401	9/17/58	(500 bp) —	109,063
					Monthly
CMBX NA BBB– .10 Index	(22,967)	106,000	12,158	11/17/59	(300 bp) —	(10,862)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(13,319)	127,000	38,189	11/17/59	(500 bp) —	24,764
					Monthly
CMBX NA BB.11 Index	(13,062)	133,000	17,357	11/18/54	(500 bp) —	4,184
					Monthly
CMBX NA BB.11 Index	(3,145)	33,000	4,307	11/18/54	(500 bp) —	1,134
					Monthly
CMBX NA BB.12 Index	(14,085)	197,000	26,181	8/17/61	(500 bp) —	11,932
					Monthly
CMBX NA BB.12 Index	(8,470)	116,000	15,416	8/17/61	(500 bp) —	6,850
					Monthly
CMBX NA BB.12 Index	(3,349)	41,000	5,449	9/17/58	(500 bp) —	2,066
					Monthly
CMBX NA BB.8 Index	(28,674)	55,987	20,508	10/17/57	(500 bp) —	(8,212)
					Monthly
CMBX NA BB.9 Index	(7,385)	149,000	39,366	9/17/58	(500 bp) —	31,857
					Monthly

Fixed Income Absolute Return Fund 79

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(16,611)	$137,000	$36,195	9/17/58	(500 bp) —	$19,470
					Monthly
CMBX NA BB.9 Index	(5,724)	93,000	24,571	9/17/58	(500 bp) —	18,769
					Monthly
CMBX NA BB.9 Index	(6,536)	87,000	22,985	9/17/58	(500 bp) —	16,377
					Monthly
CMBX NA BB.9 Index	(8,366)	69,000	18,230	9/17/58	(500 bp) —	9,806
					Monthly
CMBX NA BB.9 Index	(1,845)	30,000	7,926	9/17/58	(500 bp) —	6,056
					Monthly
CMBX NA BB.9 Index	(977)	25,000	6,605	9/17/58	(500 bp) —	5,607
					Monthly
CMBX NA BB.9 Index	(324)	6,000	1,585	9/17/58	(500 bp) —	1,256
					Monthly
CMBX NA BB.9 Index	(182)	3,000	793	9/17/58	(500 bp) —	608
					Monthly
CMBX NA BBB– . 8 Index	(96,295)	619,000	94,150	10/17/57	(300 bp) —	(2,455)
					Monthly
CMBX NA BBB– . 8 Index	(49,083)	313,000	47,607	10/17/57	(300 bp) —	(1,632)
					Monthly
CMBX NA BBB– .10 Index	(68,443)	406,000	46,568	11/17/59	(300 bp) —	(22,077)
					Monthly
CMBX NA BBB– .10 Index	(25,780)	109,000	12,502	11/17/59	(300 bp) —	(13,332)
					Monthly
CMBX NA BBB– .10 Index	(26,573)	109,000	12,502	11/17/59	(300 bp) —	(14,126)
					Monthly
CMBX NA BBB– .10 Index	(13,752)	63,000	7,226	11/17/59	(300 bp) —	(6,558)
					Monthly
CMBX NA BBB– .10 Index	(12,857)	56,000	6,423	11/17/59	(300 bp) —	(6,462)
					Monthly
CMBX NA BBB– .10 Index	(5,421)	25,000	2,868	11/17/59	(300 bp) —	(2,566)
					Monthly
CMBX NA BBB– .10 Index	(4,757)	22,000	2,523	11/17/59	(300 bp) —	(2,245)
					Monthly
CMBX NA BBB–.10 Index	(21,346)	173,000	19,843	11/17/59	(300 bp) —	(1,589)
					Monthly
CMBX NA BBB–.10 Index	(11,922)	94,000	10,782	11/17/59	(300 bp) —	(1,187)
					Monthly
CMBX NA BBB–.10 Index	(11,034)	87,000	9,979	11/17/59	(300 bp) —	(1,098)
					Monthly
CMBX NA BBB–.11 Index	(29,751)	94,000	4,850	11/18/54	(300 bp) —	(24,947)
					Monthly
CMBX NA BBB–.11 Index	(25,904)	83,000	4,283	11/18/54	(300 bp) —	(21,663)
					Monthly
CMBX NA BBB–.11 Index	(16,644)	52,000	2,683	11/18/54	(300 bp) —	(13,987)
					Monthly

80 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.12 Index	$(4,320)	$13,000	$738	8/17/61	(300 bp) —	$(3,588)
					Monthly
CMBX NA BBB–.13 Index	(22,865)	371,000	23,225	12/16/72	(300 bp) —	174
					Monthly
CMBX NA BBB–.7 Index	(1,397)	22,000	4,382	1/17/47	(300 bp) —	2,975
					Monthly
CMBX NA BBB–.8 Index	(11,621)	75,000	11,408	10/17/57	(300 bp) —	(251)
					Monthly
CMBX NA BBB–.8 Index	(9,844)	63,000	9,582	10/17/57	(300 bp) —	(288)
					Monthly
Upfront premium received	—		Unrealized appreciation			2,530,119
Upfront premium (paid)	(5,091,667)		Unrealized (depreciation)			(2,167,983)
Total	$(5,091,667)		Total			$362,136

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Fixed Income Absolute Return Fund 81

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$18,338,216	$—
Collateralized loan obligations	—	16,648,949	—
Convertible bonds and notes	—	12,924,829	—
Corporate bonds and notes	—	100,919,534	—
Foreign government and agency bonds and notes	—	25,457,992	—
Mortgage-backed securities	—	206,447,053	—
Purchased swap options outstanding	—	6,445,114	—
Senior loans	—	35,100,917	—
U.S. government and agency mortgage obligations	—	345,139,618	—
U.S. treasury obligations	—	111,709	—
Short-term investments	947,000	87,876,712	—
Totals by level	$947,000	$855,410,643	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(497,319)	$—
Futures contracts	100,029	—	—
Written swap options outstanding	—	(10,404,982)	—
Forward premium swap option contracts	—	1,750,180	—
TBA sale commitments	—	(118,426,799)	—
Interest rate swap contracts	—	4,058,709	—
Total return swap contracts	—	(5,028,937)	—
Credit default contracts	—	(10,343,977)	—
Totals by level	$100,029	$(138,893,125)	$—

The accompanying notes are an integral part of these financial statements.

82 Fixed Income Absolute Return Fund

Statement of assets and liabilities 4/30/21 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $795,914,865)	$795,347,699
Affiliated issuers (identified cost $61,009,944) (Note 5)	61,009,944
Cash	416,133
Foreign currency (cost $27) (Note 1)	108
Interest and other receivables	4,209,828
Receivable for shares of the fund sold	5,963,888
Receivable for investments sold	956,572
Receivable for sales of TBA securities (Note 1)	84,106,438
Receivable for variation margin on futures contracts (Note 1)	144
Receivable for variation margin on centrally cleared swap contracts (Note 1)	737,290
Unrealized appreciation on forward currency contracts (Note 1)	1,423,119
Unrealized appreciation on forward premium swap option contracts (Note 1)	8,713,961
Unrealized appreciation on OTC swap contracts (Note 1)	3,325,985
Premium paid on OTC swap contracts (Note 1)	5,109,266
Total assets	971,320,375

LIABILITIES
Payable for investments purchased	12,631,834
Payable for purchases of TBA securities (Note 1)	308,936,989
Payable for shares of the fund repurchased	5,504,023
Payable for compensation of Manager (Note 2)	513,180
Payable for Trustee compensation and expenses (Note 2)	133,214
Payable for distribution fees (Note 2)	41,246
Payable for variation margin on futures contracts (Note 1)	11,958
Payable for variation margin on centrally cleared swap contracts (Note 1)	797,289
Unrealized depreciation on forward currency contracts (Note 1)	1,920,438
Unrealized depreciation on forward premium swap option contracts (Note 1)	6,963,781
Written options outstanding, at value (premiums $10,148,968) (Note 1)	10,404,982
TBA sale commitments, at value (proceeds receivable $118,182,695) (Note 1)	118,426,799
Unrealized depreciation on OTC swap contracts (Note 1)	10,874,291
Premium received on OTC swap contracts (Note 1)	7,838,594
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	1,058,709
Other accrued expenses	3,440
Total liabilities	486,060,767

Net assets	$485,259,608

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$611,815,496
Total distributable earnings (Note 1)	(126,555,888)
Total — Representing net assets applicable to capital shares outstanding	$485,259,608

(Continued on next page)

Fixed Income Absolute Return Fund 83

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($145,704,961 divided by 15,176,976 shares)	$9.60
Offering price per class A share (100/97.75 of $9.60)*	$9.82
Net asset value and offering price per class B share ($799,203 divided by 83,455 shares)**	$9.58
Net asset value and offering price per class C share ($12,903,888 divided by 1,348,689 shares)**	$9.57
Net asset value, offering price and redemption price per class P share
($192,545,215 divided by 19,981,556 shares)	$9.64
Net asset value, offering price and redemption price per class R share
($397,728 divided by 41,202 shares)	$9.65
Net asset value, offering price and redemption price per class R6 share
($2,054,873 divided by 213,245 shares)	$9.64
Net asset value, offering price and redemption price per class Y share
($130,853,740 divided by 13,620,301 shares)	$9.61

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

84 Fixed Income Absolute Return Fund

Statement of operations Six months ended 4/30/21 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $32,769 from investments in affiliated issuers) (Note 5)	$9,470,259
Total investment income	9,470,259

EXPENSES
Compensation of Manager (Note 2)	1,320,181
Distribution fees (Note 2)	277,978
Other	1,681
Total expenses	1,599,840
Expense reduction (Note 2)	(850)
Net expenses	1,598,990

Net investment income	7,871,269

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	3,449,492
Foreign currency transactions (Note 1)	3,851
Forward currency contracts (Note 1)	200,536
Futures contracts (Note 1)	(249,675)
Swap contracts (Note 1)	6,021,263
Written options (Note 1)	(2,036,751)
Total net realized gain	7,388,716
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	1,012,280
Assets and liabilities in foreign currencies	2,086
Forward currency contracts	(1,206,124)
Futures contracts	242,492
Swap contracts	(154,415)
Written options	3,640,281
Total change in net unrealized appreciation	3,536,600

Net gain on investments	10,925,316

Net increase in net assets resulting from operations	$18,796,585

The accompanying notes are an integral part of these financial statements.

Fixed Income Absolute Return Fund 85

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/21*	Year ended 10/31/20
Operations
Net investment income	$7,871,269	$16,939,443
Net realized gain on investments
and foreign currency transactions	7,388,716	2,613,685
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	3,536,600	(25,065,272)
Net increase (decrease) in net assets resulting
from operations	18,796,585	(5,512,144)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,219,298)	(3,574,412)
Class B	(12,957)	(32,323)
Class C	(229,587)	(660,110)
Class M	—	(7,900)
Class P	(3,232,711)	(4,291,437)
Class R	(5,490)	(9,023)
Class R6	(114,480)	(271,486)
Class Y	(2,239,441)	(4,648,286)
From return of capital
Class A	—	(1,968,423)
Class B	—	(17,800)
Class C	—	(363,522)
Class M	—	(4,351)
Class P	—	(2,363,289)
Class R	—	(4,969)
Class R6	—	(149,507)
Class Y	—	(2,559,806)
Decrease from capital share transactions (Note 4)	(34,457,779)	(29,766,854)
Total decrease in net assets	(23,715,158)	(56,205,642)

NET ASSETS
Beginning of period	508,974,766	565,180,408
End of period	$485,259,608	$508,974,766

*Unaudited.

The accompanying notes are an integral part of these financial statements.

86 Fixed Income Absolute Return Fund

This page left blank intentionally.

Fixed Income Absolute Return Fund 87

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
April 30, 2021**	$9.40	.14	.21	.35	(.15)	—	(.15)	$9.60	3.74*	$145,705	.39*	1.51*	448*
October 31, 2020	9.83	.29	(.36)	(.07)	(.23)	(.13)	(.36)	9.40	(.67)	139,880.78		3.05	844
October 31, 2019	9.73	.34	.22	.56	(.46)	—	(.46)	9.83	5.93	151,339.86		3.49	632
October 31, 2018	10.06	.38	(.13)	.25	(.58)	—	(.58)	9.73	2.59	160,939.79		3.87	532
October 31, 2017	9.76	.36	.23	.59	(.29)	—	(.29)	10.06	6.24	169,580.70		3.61	742
October 31, 2016	10.18	.38	(.35)	.03	(.45)	—	(.45)	9.76	.36	226,657.70		3.92	428
Class B
April 30, 2021**	$9.37	.14	.21	.35	(.14)	—	(.14)	$9.58	3.73*	$799	.49*	1.47*	448*
October 31, 2020	9.80	.28	(.37)	(.09)	(.22)	(.12)	(.34)	9.37	(.91)	1,033.98		2.97	844
October 31, 2019	9.70	.32	.21	.53	(.43)	—	(.43)	9.80	5.69	1,699	1.06	3.37	632
October 31, 2018	10.00	.36	(.13)	.23	(.53)	—	(.53)	9.70	2.42	2,841.99		3.68	532
October 31, 2017	9.71	.34	.23	.57	(.28)	—	(.28)	10.00	5.96	5,269.90		3.43	742
October 31, 2016	10.12	.36	(.34)	.02	(.43)	—	(.43)	9.71	.22	7,014.90		3.75	428
Class C
April 30, 2021**	$9.36	.11	.21	.32	(.11)	—	(.11)	$9.57	3.44*	$12,904	.76*	1.11*	448*
October 31, 2020	9.79	.22	(.36)	(.14)	(.19)	(.10)	(.29)	9.36	(1.44)	24,205	1.53	2.37	844
October 31, 2019	9.70	.27	.20	.47	(.38)	—	(.38)	9.79	5.04	40,918	1.61	2.76	632
October 31, 2018	9.96	.30	(.11)	.19	(.45)	—	(.45)	9.70	1.92	54,654	1.54	3.11	532
October 31, 2017	9.65	.28	.24	.52	(.21)	—	(.21)	9.96	5.43	67,174	1.45	2.87	742
October 31, 2016	10.06	.30	(.34)	(.04)	(.37)	—	(.37)	9.65	(.42)	86,726	1.45	3.18	428
Class P
April 30, 2021**	$9.43	.16	.21	.37	(.16)	—	(.16)	$9.64	3.96*	$192,545	.27*	1.65*	448*
October 31, 2020	9.86	.31	(.35)	(.04)	(.25)	(.14)	(.39)	9.43	(.42)	188,742.53		3.30	844
October 31, 2019	9.76	.36	.22	.58	(.48)	—	(.48)	9.86	6.18	162,120.61		3.73	632
October 31, 2018	10.11	.41	(.13)	.28	(.63)	—	(.63)	9.76	2.88	138,235.54		4.14	532
October 31, 2017	9.79	.39	.23	.62	(.30)	—	(.30)	10.11	6.54	76,710.45		3.90	742
October 31, 2016 †	9.69	.07	.03	.10	—	—	—	9.79	1.03*	56,131	.08*	.76*	428
Class R
April 30, 2021**	$9.45	.13	.21	.34	(.14)	—	(.14)	$9.65	3.59*	$398	.52*	1.37*	448*
October 31, 2020	9.88	.26	(.35)	(.09)	(.22)	(.12)	(.34)	9.45	(.91)	355	1.03	2.77	844
October 31, 2019	9.78	.31	.22	.53	(.43)	—	(.43)	9.88	5.64	388	1.11	3.20	632
October 31, 2018	10.09	.36	(.13)	.23	(.54)	—	(.54)	9.78	2.36	196	1.04	3.59	532
October 31, 2017	9.77	.33	.24	.57	(.25)	—	(.25)	10.09	5.96	213.95		3.36	742
October 31, 2016	10.14	.36	(.35)	.01	(.38)	—	(.38)	9.77	.13	278.95		3.69	428

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

88 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 89

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R6
April 30, 2021**	$9.43	.17	.20	.37	(.16)	—	(.16)	$9.64	3.96*	$2,055	.27*	1.76*	448*
October 31, 2020	9.86	.31	(.35)	(.04)	(.25)	(.14)	(.39)	9.43	(.42)	10,989.53		3.29	844
October 31, 2019	9.76	.36	.22	.58	(.48)	—	(.48)	9.86	6.17	9,865.61		3.74	632
October 31, 2018	10.11	.41	(.13)	.28	(.63)	—	(.63)	9.76	2.87	9,091.54		4.13	532
October 31, 2017	9.82	.39	.23	.62	(.33)	—	(.33)	10.11	6.45	6,412.45		3.91	742
October 31, 2016	10.24	.41	(.35)	.06	(.48)	—	(.48)	9.82	.65	5,426.45		4.25	428
Class Y
April 30, 2021**	$9.40	.16	.21	.37	(.16)	—	(.16)	$9.61	3.97*	$130,854	.27*	1.68*	448*
October 31, 2020	9.83	.32	(.36)	(.04)	(.25)	(.14)	(.39)	9.40	(.42)	143,770.53		3.38	844
October 31, 2019	9.74	.37	.20	.57	(.48)	—	(.48)	9.83	6.08	194,904.61		3.77	632
October 31, 2018	10.09	.41	(.13)	.28	(.63)	—	(.63)	9.74	2.89	192,459.54		4.15	532
October 31, 2017	9.79	.39	.24	.63	(.33)	—	(.33)	10.09	6.57	133,695.45		3.92	742
October 31, 2016	10.22	.40	(.35)	.05	(.48)	—	(.48)	9.79	.55	143,069.45		4.18	428

* Not annualized.

** Unaudited.

† For the period August 31, 2016 (commencement of operations) to October 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

90 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 91

Notes to financial statements 4/30/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2020 through April 30, 2021.

Putnam Fixed Income Absolute Return Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek positive total return. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. The fund currently has significant investment exposure to residential and commercial mortgage-backed investments. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Under normal circumstances, Putnam Management will invest at least 80% of the fund’s net assets in fixed-income securities (fixed-income securities include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, the fund may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

The fund offers class A, class B, class C, class P, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 2.25%. Class A shares generally are not subject to a contingent deferred sales charge, and class P, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Prior to March 1, 2021, class C shares generally converted to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class P and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

92 Fixed Income Absolute Return Fund

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific

Fixed Income Absolute Return Fund 93

security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium

94 Fixed Income Absolute Return Fund

swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources

Fixed Income Absolute Return Fund 95

that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty

96 Fixed Income Absolute Return Fund

and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

Fixed Income Absolute Return Fund 97

At the close of the reporting period, the fund had a net liability position of $13,702,102 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $14,062,000 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$86,280,647	$22,142,098	$108,422,745

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $742,616,425, resulting in gross unrealized appreciation and depreciation of $45,313,333 and $70,365,211, respectively, or net unrealized depreciation of $25,051,878.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

98 Fixed Income Absolute Return Fund

Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the ICE BofA U.S. Treasury Bill Index plus 3.00% over the thirty-six month period then ended (the performance period). The maximum annualized performance adjustment rate is +/–0.12%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.268% of the fund’s average net assets, which included an effective base fee of 0.298% and a decrease of 0.030% ($147,132) based on performance.

Putnam Management has contractually agreed, through February 28, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Fixed Income Absolute Return Fund 99

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $850 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $325, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$175,780
Class B	1.00%	0.45%	2,023
Class C	1.00%	1.00%	99,219
Class R	1.00%	0.50%	956
Total			$277,978

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $5,776 from the sale of class A shares and received no monies and $84 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

100 Fixed Income Absolute Return Fund

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,831,306,164	$2,832,229,336
U.S. government securities (Long-term)	—	—
Total	$2,831,306,164	$2,832,229,336

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	2,087,167	$20,097,198	3,171,558	$30,226,838
Shares issued in connection with
reinvestment of distributions	219,440	2,102,824	559,146	5,315,134
	2,306,607	22,200,022	3,730,704	35,541,972
Shares repurchased	(2,013,552)	(19,295,540)	(4,248,063)	(40,212,333)
Net increase (decrease)	293,055	$2,904,482	(517,359)	$(4,670,361)

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	1,345	$12,776	6,521	$60,851
Shares issued in connection with
reinvestment of distributions	1,326	12,669	5,170	49,107
	2,671	25,445	11,691	109,958
Shares repurchased	(29,462)	(281,443)	(74,854)	(700,554)
Net decrease	(26,791)	$(255,998)	(63,163)	$(590,596)

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	99,671	$949,568	228,115	$2,181,386
Shares issued in connection with
reinvestment of distributions	23,646	225,691	99,682	947,510
	123,317	1,175,259	327,797	3,128,896
Shares repurchased	(1,359,756)	(13,047,732)	(1,923,016)	(18,143,077)
Net decrease	(1,236,439)	$(11,872,473)	(1,595,219)	$(15,014,181)

Fixed Income Absolute Return Fund 101

			YEAR ENDED 10/31/20*
Class M			Shares	Amount
Shares sold			30	$296
Shares issued in connection with reinvestment of distributions			1,251	12,234
			1,281	12,530
Shares repurchased			(405,082)	(3,961,808)
Net decrease			(403,801)	$(3,949,278)

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class P	Shares	Amount	Shares	Amount
Shares sold	11,553,471	$110,561,569	23,122,853	$218,598,811
Shares issued in connection with
reinvestment of distributions	336,108	3,232,711	620,076	5,921,718
	11,889,579	113,794,280	23,742,929	224,520,529
Shares repurchased	(11,917,183)	(114,049,708)	(20,172,128)	(190,511,223)
Net increase (decrease)	(27,604)	$(255,428)	3,570,801	$34,009,306

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	5,004	$48,300	8,237	$78,841
Shares issued in connection with
reinvestment of distributions	570	5,490	1,465	13,992
	5,574	53,790	9,702	92,833
Shares repurchased	(1,924)	(18,656)	(11,465)	(109,520)
Net increase (decrease)	3,650	$35,134	(1,763)	$(16,687)

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	129,494	$1,244,106	302,112	$2,907,332
Shares issued in connection with
reinvestment of distributions	11,938	114,480	44,234	420,993
	141,432	1,358,586	346,346	3,328,325
Shares repurchased	(1,093,179)	(10,537,429)	(181,594)	(1,713,990)
Net increase (decrease)	(951,747)	$(9,178,843)	164,752	$1,614,335

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,801,751	$26,990,198	5,025,681	$48,179,728
Shares issued in connection with
reinvestment of distributions	231,517	2,219,139	751,972	7,157,634
	3,033,268	29,209,337	5,777,653	55,337,362
Shares repurchased	(4,699,592)	(45,043,990)	(10,311,087)	(96,486,754)
Net decrease	(1,666,324)	$(15,834,653)	(4,533,434)	$(41,149,392)

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

102 Fixed Income Absolute Return Fund

At the close of the reporting period, the Putnam RetirementReady Funds owned 39.6% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/20	cost	proceeds	income	of 4/30/21
Short-term investments
Putnam Short Term
Investment Fund**	$53,791,539	$98,786,220	$91,567,815	$32,769	$61,009,944
Total Short-term
investments	$53,791,539	$98,786,220	$91,567,815	$32,769	$61,009,944

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. In November 2020, this date was extended until June 30, 2023 for certain widely followed tenors (overnight and 1-, 3-, 6-, and 12-month U.S. dollar LIBOR). LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to June 30, 2023.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent,

Fixed Income Absolute Return Fund 103

by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$50,700,000
Purchased currency option contracts (contract amount)	$29,900,000
Purchased swap option contracts (contract amount)	$706,900,000
Written TBA commitment option contracts (contract amount)	$50,700,000
Written currency option contracts (contract amount)	$27,300,000
Written swap option contracts (contract amount)	$579,200,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$338,100,000
Centrally cleared interest rate swap contracts (notional)	$1,347,900,000
OTC total return swap contracts (notional)	$43,600,000
Centrally cleared total return swap contracts (notional)	$197,700,000
OTC credit default contracts (notional)	$95,600,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$5,457,162	Payables	$15,801,139
Foreign exchange
contracts	Receivables	1,423,119	Payables	1,920,438
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	35,239,313*	Unrealized depreciation	38,319,200*
Total		$42,119,594		$56,040,777

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

104 Fixed Income Absolute Return Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(2,273,094)	$(2,273,094)
Foreign exchange contracts	857,942	—	200,536	—	$1,058,478
Interest rate contracts	(2,189,348)	(249,675)	—	8,294,357	$5,855,334
Total	$(1,331,406)	$(249,675)	$200,536	$6,021,263	$4,640,718

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$2,081,519	$2,081,519
Foreign exchange contracts	374,746	—	(1,206,124)	—	$(831,378)
Interest rate contracts	(2,129,297)	242,492	—	(2,235,934)	$(4,122,739)
Total	$(1,754,551)	$242,492	$(1,206,124)	$(154,415)	$(2,872,598)

Fixed Income Absolute Return Fund 105

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$216,082	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$216,082
OTC Total return
swap contracts*#	—	51,823	—	1,525	—	6,263	19,086	—	3,233	6,712	—	—	—	—	—	—	—	—	88,642
Centrally cleared total return
swap contracts§	—	—	521,208	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	521,208
OTC Credit default contracts —
protection sold *#	—	—	—	—	—	—	2,908	—	—	451	—	—	—	—	—	—	—	—	3,359
OTC Credit default contracts —
protection purchased*#	—	—	—	—	1,093,852	1,239,641	1,474,070	—	—	744,613	284,342	617,285	—	—	—	—	—	—	5,453,803
Futures contracts§	—	—	—	—	—	—	—	—	—	144	—	—	—	—	—	—	—	—	144
Forward currency contracts#	74,917	5,494	—	59,962	—	19,824	298,132	74,192	24,264	—	—	103,792	21,344	526,363	53,869	109,812	—	51,154	1,423,119
Forward premium swap
option contracts#	2,972,690	72,174	—	762,865	—	—	178,844	—	1,454,390	—	—	358,101	—	—	456,957	1,831,136	626,804	—	8,713,961
Purchased swap options **#	378,577	—	—	77,858	—	—	1,631,537	—	1,110,005	—	—	2,548,602	—	—	282,791	415,744	—	—	6,445,114
Total Assets	$3,426,184	$129,491	$737,290	$902,210	$1,093,852	$1,265,728	$3,604,577	$74,192	$2,591,892	$751,920	$284,342	$3,627,780	$21,344	$526,363	$793,617	$2,356,692	$626,804	$51,154	$22,865,432
Liabilities:
Centrally cleared interest rate
swap contracts§	$—	$—	$340,361	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$340,361
OTC Total return
swap contracts*#	521	6,364	—	—	—	4,706	8,431	—	—	2,277	—	—	—	—	—	—	—	—	22,299
Centrally cleared total return
swap contracts§	—	—	456,928	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	456,928
OTC Credit default contracts —
protection sold*#	589,503	—	—	—	3,277,832	4,913,544	3,254,776	—	—	1,394,602	801,697	1,569,185	—	—	—	—	—	—	15,801,139
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	11,958	—	—	—	—	—	—	—	—	11,958
Forward currency contracts#	82,038	145,890	—	89,218	—	45,171	169,113	122,781	80,210	—	—	215,549	124,613	390,411	127,557	262,806	—	65,081	1,920,438
Forward premium swap
option contracts#	2,354,592	56,816	—	638,158	—	—	214,713	—	1,869,046	—	—	224,234	—	—	242,391	1,079,041	284,790	—	6,963,781
Written swap options#	449,512	—	—	1,013,366	—	—	1,191,087	—	3,755,938	—	—	2,764,062	—	—	455,667	775,350	—	—	10,404,982
Total Liabilities	$3,476,166	$209,070	$797,289	$1,740,742	$3,277,832	$4,963,421	$4,838,120	$122,781	$5,705,194	$1,408,837	$801,697	$4,773,030	$124,613	$390,411	$825,615	$2,117,197	$284,790	$65,081	$35,921,886
Total Financial and Derivative
Net Assets	$(49,982)	$(79,579)	$(59,999)	$(838,532)	$(2,183,980)	$(3,697,693)	$(1,233,543)	$(48,589)	$(3,113,302)	$(656,917)	$(517,355)	$(1,145,250)	$(103,269)	$135,952	$(31,998)	$239,495	$342,014	$(13,927)	$(13,056,454)
Total collateral
received (pledged)†##	$111,709	$(41,000)	$—	$(838,532)	$(2,183,980)	$(3,697,693)	$(1,233,543)	$(48,589)	$(3,103,000)	$(597,000)	$(454,000)	$(1,145,250)	$(103,269)	$—	$(31,998)	$239,495	$330,000	$—

106 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 107

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Net amount	$(161,691)	$(38,579)	$(59,999)	$—	$—	$—	$—	$—	$(10,302)	$(59,917)	$(63,355)	$—	$—	$135,952	$—	$—	$12,014	$(13,927)
Controlled collateral received
(including TBA commitments)**	$111,709	$—	$—	$—	$—	$—	$—	$—	$—	$317,000	$—	$—	$—	$—	$—	$300,000	$330,000	$—	$1,058,709
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$(41,000)	$—	$(936,000)	$(2,211,000)	$(3,769,000)	$(1,265,000)	$(111,000)	$(3,103,000)	$(597,000)	$(454,000)	$(1,333,000)	$(131,000)	$—	$(111,000)	$—	$—	$—	$(14,062,000)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $714,000 and $9,141,000, respectively.

Note 10: New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

108 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 109

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
International Value Fund
Large Cap Value Fund	State tax-free income funds‡:
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

110 Fixed Income Absolute Return Fund

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2060 Fund
Putnam PanAgora§	Putnam Retirement Advantage 2055 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2045 Fund
Asset Allocation	Putnam Retirement Advantage 2040 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2035 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2025 Fund
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2065 Fund
RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

§ Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Fixed Income Absolute Return Fund 111

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

112 Fixed Income Absolute Return Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisors	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
The Putnam Advisory Company, LLC	Mona K. Sutphen	Compliance Officer
100 Federal Street
Boston, MA 02110	Officers	Susan G. Malloy
	Robert L. Reynolds	Vice President and
Marketing Services	President	Assistant Treasurer
Putnam Retail Management
100 Federal Street	Robert T. Burns	Denere P. Poulack
Boston, MA 02110	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Custodian
State Street Bank	James F. Clark	Janet C. Smith
and Trust Company	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Legal Counsel		Principal Accounting Officer,
Ropes & Gray LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Fixed Income Absolute Return Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 28, 2021